As filed with the Securities and Exchange Commission
                              on December 29, 2000

                                                     Registration Nos. 333-37314
                                                                       811-09945

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

             Pre-Effective Amendment No. ____                              [   ]

             Post-Effective Amendment No.  2                               [ X ]

                                                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                        [   ]

                  Amendment No.   2                                        [ X ]
                  (Check appropriate box or boxes)

                             NVEST COMPANIES TRUST I
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                 (617) 578-1132
--------------------------------------------------------------------------------
               Registrant's Telephone Number, including Area Code

                             John E. Pelletier, Esq.
                  Executive Vice President and General Counsel
                          Nvest Services Company, Inc.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                John Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective (check appropriate box)

[ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[   ]  on (date) pursuant to paragraph (b) of Rule 485

[   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[   ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]  this  post-effective  amendment designates a new  effective date from the previously filed post-effective amendment.

[Nvest Funds Logo goes here]

NVEST AEW REAL ESTATE FUND

AEW Management and Advisors, L.P.
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]



                                                  PROSPECTUS
                                                  January 2, 2001





                                 WHAT'S INSIDE

                                 GOALS, STRATEGIES & RISKS
                                 PAGE 2
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

                                 FUND FEES & EXPENSES
                                 PAGE 3
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

                                 MANAGEMENT TEAM
                                 PAGE 5
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

                                 FUND SERVICES
                                 PAGE 7
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

 The    Securities     and
 Exchange  Commission (the
 "SEC") has  not  approved
 the  Fund's   shares   or
 determined   whether this
 Prospectus  is   accurate
 or complete.  Anyone  who
 tells  you  otherwise  is
 committing a crime.

 For  general  information
 about  the Fund or any of
 its   services   and  for
 assistance  in opening an
 account,   contact   your
 financial  representative
 or call Nvest Funds.


 NVEST FUNDS
 399 Boylston Street, Boston, Massachusetts 02116
 800-225-5478
 www.nvestfunds.com

TABLE OF CONTENTS

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest AEW Real Estate Fund .................................................   2

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses .......................................................   3

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk ............................................................   4

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser .........................................   5
Meet the Fund's Portfolio Manager ..........................................   5
Adviser's Past Performance .................................................   6

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Fund .....................................................    7
How Sales Charges Are Calculated ..........................................    8
Ways to Reduce or Eliminate Sales Charges .................................    9
It's Easy to Open an Account ..............................................   10
Buying Shares .............................................................   11
Selling Shares ............................................................   12
Selling Shares in Writing .................................................   13
Exchanging Shares .........................................................   14
Restrictions on Buying, Selling and Exchanging Shares .....................   14
How Fund Shares Are Priced ................................................   15
Dividends and Distributions ...............................................   16
Tax Consequences ..........................................................   16
Compensation to Securities Dealers ........................................   17
Additional Investor Services ..............................................   18
Glossary of Terms .........................................................   19

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[GRAPHIC OMITTTED]
GOALS, STRATEGIES & RISKS
-------------------------

NVEST AEW REAL ESTATE FUND

ADVISER:        AEW Management and Advisors, L.P. ("AEW")
MANAGER:        Matthew A. Troxell, CFA
CATEGORY:       All-Cap Equity

                                                            FUND FOCUS
                                                   Stability  Income  Growth
                                                            |        |
                                             High           |    X   |
                                                    -------------------------
                                             Mod.      X    |        |  X
                                                    -------------------------
                                             Low            |        |
                                                            |        |



INVESTMENT GOAL
The Fund seeks to provide investors with above-average income and long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its assets in publicly traded equity securities issued by real estate investment trusts ("REITs") or real estate-related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its real estate, research and securities professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes helps to identify those companies whose shares represent the greatest value and price appreciation potential:

o VALUATION: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

o PRICE: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's universe in general, are generally given greater weight than those that have overperformed.

o INCOME: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

o CATALYSTS: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

The Fund may also:

o Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

PRINCIPAL INVESTMENT RISKS

EQUITY SECURITIES: Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to market risks. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

REAL ESTATE SECURITIES/REITS: Because the Fund concentrates its investments in the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.


SMALL-CAP COMPANIES: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalization of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks.

[GRAPHIC OMITTED]
FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                   ---------------------------
                                                    CLASS A  CLASS B  CLASS C
                                                   ---------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)(1)(2)                                         5.75%     None     1.00%(4)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)(2)               (3)       5.00%    1.00%
--------------------------------------------------------------------------------
Redemption fees                                      None*     None*    None*

(1) A reduced sales charge on Class A and Class C shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% sales charge for exchanges or additional purchases of Class C shares.

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


--------------------------------------------------------------------------------
                                                          REAL ESTATE FUND
                                                    CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management fees                                      0.80%     0.80%      0.80%
Distribution and/or service (12b-1) fees             0.25%     1.00%*     1.00%*
Other expenses**                                     1.37%     1.37%      1.37%
Total annual fund operating expenses                 2.42%     3.17%      3.17%
Fee waiver and/or expense reimbursement***           0.92%     0.92%      0.92%
Net expenses                                         1.50%     2.25%      2.25%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

**   Other expenses are based on estimated amounts for the current fiscal year.

*** AEW has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Class A, B and C shares, respectively. This binding undertaking will be in effect until May 31, 2002 and will be reevaluated on an annual basis thereafter.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o    The Fund's operating  expenses remain the same.


Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                                 REAL ESTATE  FUND
                                    CLASS A         CLASS B             CLASS C
--------------------------------------------------------------------------------
                                                  (1)       (2)      (1)     (2)
1 year                              $  719      $  728     $ 228   $ 426   $ 326
3 years                             $1,168      $1,155     $ 855   $ 946   $ 946

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE Risk The risk of market losses attributable to changes in interest rates. A rise in interest rates typically causes a fall in value. Rising interest rates may cause investors in REITs or real estate operating companies to demand a higher annual yield, which may in turn decrease market prices for equity securities issued by REITs or real estate operating companies. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. Also, during periods of declining interest rates, many mortgages may be refinanced, which may reduce the yield from REITs that invest primarily in loans secured by real estate and generally derive their income primarily from interest payments on mortgage loans.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities or REITs.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

[GRAPHIC OMITTED]
MANAGEMENT TEAM
---------------
MEET THE FUND'S INVESTMENT ADVISER

The Nvest Funds family includes 26 mutual funds with a total of over $7 billion in assets under management as of September 30, 2000. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest AEW Real Estate Fund (the "Fund"), which along with the other Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

AEW MANAGEMENT AND ADVISORS, L.P.


AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the Fund. AEW, together with other AEW adviser affiliates, manages approximately $6 billion of client capital as of September 30, 2000. AEW and the Distributor are subsidiaries of Nvest Companies, L.P. ("Nvest Companies"), which is a subsidiary of CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of September 30, 2000, Nvest Companies' 18 principal subsidiary or affiliated asset management firms, collectively, had more than $130 billion in assets under management. AEW manages the Fund's investments and also provides general business management and administration to the Fund.


The Fund pays advisory fees at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of such assets in excess of $500 million.

PORTFOLIO TRADES
In placing portfolio trades, AEW may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies or AEW. In placing trades, AEW will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER


MATTHEW A. TROXELL, CFA
Matthew Troxell has managed the Fund since its inception. Mr. Troxell joined AEW in 1994 and is a Principal of the company. Prior to joining AEW, Mr. Troxell was a Vice President and Assistant to the President of Landmark Land Company, and an equity analyst at A.G. Becker Paribas. He holds the designation of Chartered Financial Analyst (CFA) and is a member of the National Association of Real Estate Investment Trusts (NAREIT). Mr. Troxell earned a B.A. from Tufts University and has over 19 years of experience in investment analysis and portfolio management.

[GRAPHIC OMITTED]
MANAGEMENT TEAM
---------------
ADVISER'S PAST PERFORMANCE


The account returns shown below represent composite returns derived from performance data furnished by AEW (the "AEW Composite") relating to all accounts managed by AEW Capital Management, L.P. with substantially similar investment objectives, strategies and policies as the Fund (the "Accounts"). (AEW is a wholly-owned subsidiary of AEW Capital Management, L.P.) Matthew Troxell, the Fund's portfolio manager, has been the lead manager for the Accounts since July 1999.


The Accounts have not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act and the Internal Revenue Code. The Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. THE INFORMATION REGARDING THE PERFORMANCE OF THE ACCOUNTS DOES NOT REPRESENT THE FUND'S PERFORMANCE. SUCH INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF THE FUTURE PERFORMANCE OF THE FUND. THE FUND COMMENCED OPERATIONS ON SEPTEMBER 1, 2000 AND HAS A LIMITED PERFORMANCE RECORD.


The table below shows the average annual total return of the Accounts managed by AEW Capital Management, L.P. for the one-year period ending September 30, 2000 and for the period from July 1, 1999 until September 30, 2000. The Account returns are also compared against the Morgan Stanley REIT Index. The past performance data for the Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Accounts and assumes the reinvestment of all dividends and distributions. THE FEES AND EXPENSES PAID BY THE FUND WILL BE HIGHER THAN THE FEES AND EXPENSES PAID BY THE ACCOUNTS. THE PERFORMANCE OF THE ACCOUNTS WOULD HAVE BEEN LOWER THAN THAT SHOWN BELOW IF THEY HAD BEEN SUBJECT TO THE FEES AND EXPENSES OF THE FUND.



--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN(1)
                                (for the period ended September 30, 2000)
--------------------------------------------------------------------------------
                                     1 YEAR             SINCE JULY 1, 1999
--------------------------------------------------------------------------------
 AEW COMPOSITE                        26.18%                   13.13%
--------------------------------------------------------------------------------
 MORGAN STANLEY
   REIT INDEX                         21.25%                    9.05%
--------------------------------------------------------------------------------


(1) The AEW Composite consists of all client accounts whose portfolios were managed by Matthew Troxell at AEW Capital Management, L.P. for one-year period ending September 30, 2000 and for the period from July 1, 1999 until September 30, 2000 using investment policies and strategies substantially similar to those that are used to manage the Fund. The average annual total return for the Accounts was calculated using a time-weighted rate of return which differs in part from the prescribed formula used by mutual funds to calculate their returns. The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index. You cannot invest directly in an index.

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FUND SERVICES
-------------
INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES                 CLASS B SHARES              CLASS C SHARES
--------------                 --------------              --------------

o  You  pay a  sales         o  You do not  pay a       o  You  pay a  sales
   charge  when  you            sales charge when          charge  when  you
   buy Fund  shares.            you   buy    Fund          buy Fund  shares.
   There are several            shares.   All  of          There are several
   ways  to   reduce            your  money  goes          ways  to   reduce
   this charge.  See            to  work  for you          this charge.  See
   the       section            right away.                the       section
   entitled "Ways to                                       entitled "Ways to
   Reduce         or         o  You  pay   higher          Reduce         or
   Eliminate   Sales            annual   expenses          Eliminate   Sales
   Charges."                    than    Class   A          Charges."
                                shares.
o  You   pay   lower                                    o  You  pay   higher
   annual   expenses         o  You  will  pay  a          annual   expenses
   than  Class B and            charge         on          than    Class   A
   Class  C  shares,            redemptions    if          shares.
   giving   you  the            you   sell   your
   potential     for            shares  within  6       o  You  will  pay  a
   higher    returns            years          of          charge         on
   per share.                   purchase,      as          redemptions    if
                                described  in the          you   sell   your
o  You do not  pay a            section      "How          shares  within  1
   sales  charge  on            Sales Charges are          year of purchase.
   orders    of   $1            Calculated."
   million  or more,                                    o  Your    Class   C
   but you may pay a         o  Your    Class   B          shares  will  not
   charge         on            shares       will          automatically
   redemption if you            automatically              convert      into
   redeem      these            convert      into          Class  A  shares.
   shares  within  1            Class  A   shares          If you hold  your
   year of purchase.            after  8   years,          shares for longer
                                which     reduces          than   8   years,
                                your       annual          you'll pay higher
                                expenses.                  expenses     than
                                                           other classes.
                             o  We    will    not
                                accept  an  order       o  We    will    not
                                for $1 million or          accept  an  order
                                more  of  Class B          for $1 million or
                                shares.  You may,          more  of  Class C
                                however, purchase          shares.  You may,
                                $1   million   or          however, purchase
                                more  of  Class A          $1   million   or
                                shares,     which          more  of  Class A
                                will    have   no          shares,     which
                                sales  charge  as          will    have   no
                                well   as   lower          sales  charge  as
                                annual  expenses.          well   as   lower
                                You   may  pay  a          annual  expenses.
                                charge         on          You   may  pay  a
                                redemption if you          charge         on
                                redeem      these          redemption if you
                                shares  within  1          redeem      these
                                year of purchase.          shares  within  1
                                                           year of purchase.

For expenses associated with Class A, B and C shares of the Fund, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

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FUND SERVICES
-------------
HOW SALES CHARGES ARE CALCULATED

CLASS  A SHARES
The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.


                             CLASS A SALES CHARGES
YOUR INVESTMENT            AS A % OF OFFERING PRICE    AS A % OF YOUR INVESTMENT
--------------------------------------------------------------------------------
Less than  $ 50,000                 5.75%                         6.10%
$ 50,000 - $ 99,999                 4.50%                         4.71%
$100,000 - $249,999                 3.50%                         3.63%
$250,000 - $499,999                 2.50%                         2.56%
$500,000 - $999,999                 2.00%                         2.04%
$1,000,000 or more*                 0.00%                         0.00%


* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."


CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                CLASS B CONTINGENT DEFERRED SALES CHARGES
        YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
        1st                                       5.00%
        2nd                                       4.00%
        3rd                                       3.00%
        4th                                       3.00%
        5th                                       2.00%
        6th                                       1.00%
        thereafter                                0.00%


CLASS C SHARES
The offering price of Class C shares is their net asset value plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.


               CLASS C CONTINGENT DEFERRED SALES CHARGES
        YEAR SINCE PURCHASE              CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
               1st                                1.00%
               thereafter                         0.00%


HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares.The CDSC:

o    is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the then-current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o    increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES  INTO SHARES OF A MONEY MARKET FUND

If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A or C SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

o LETTER OF INTENT-- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

     These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.


REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A or Class C shares of the Fund WITHOUT PAYING A FRONT-END SALES CHARGE to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC

As long as we are notified at the time you sell, the CDSC for any share class may generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o    to make payments through a systematic withdrawal plan; or

o    due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds. Check the Statement of Additional Information for details.

[GRAPHIC OMITTED]
FUND  SERVICES
--------------
IT'S EASY TO OPEN AN ACCOUNT

TO  OPEN AN ACCOUNT WITH NVEST FUNDS:

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                              MINIMUM TO OPEN
                               MINIMUM TO     AN ACCOUNT USING      MINIMUM FOR
                                OPEN AN          INVESTMENT          EXISTING
TYPE OF ACCOUNT                 ACCOUNT           BUILDER            ACCOUNTS
--------------------------------------------------------------------------------
Any account other than
those listed below               $2,500             $100               $100
--------------------------------------------------------------------------------
Accounts registered under
the Uniform Gifts to Minors
Act or the Uniform
Transfers to Minors Act          $2,500             $100               $100
--------------------------------------------------------------------------------
Individual Retirement
Accounts (IRAs)                   $500              $100               $100
--------------------------------------------------------------------------------
Retirement plans with
tax benefits such as
corporate pension, profit
sharing and Keogh plans           $250              $100               $100
--------------------------------------------------------------------------------
Payroll Deduction Investment
Programs for  SARSEP*, SEP,
SIMPLE IRA,  403(b)(7) and
certain other retirement plans     $25              N/A                 $25



* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.   Use the following sections as your guide for purchasing shares.


SELF-SERVICING  YOUR  ACCOUNT
Buying or selling shares is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)                    NVEST FUNDS WEB SITE
     800-225-5478, PRESS 1                              WWW.NVESTFUNDS.COM


You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online. By using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o    order duplicate account statements; and

o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
BUYING SHARES


OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------

THROUGH YOUR INVESTMENT DEALER
o  Call your investment                         o  Call your investment
   dealer for information.                         dealer for information.
--------------------------------------------------------------------------------

BY MAIL
[GRAPHIC OMITTED]
o  Make out a check in                          o  Make out a check in
   U.S. dollars for the                            U.S. dollars for the
   investment amount,                              investment amount,
   payable to "Nvest                               payable to "Nvest
   Funds." Third party                             Funds." Third party
   and "starter" checks                            and "starter" checks
   will generally not be                           will generally not be
   accepted.                                       accepted.

o  Mail the check with                          o  Fill out the
   your completed                                  detachable investment
   application to Nvest                            slip from an account
   Funds, P.O. Box 8551,                           statement. If no slip
   Boston, MA 02266-8551.                          is available, include
                                                   with the check a
                                                   letter specifying the
                                                   Fund name, your class
                                                   of shares, your
                                                   account number and the
                                                   registered account
                                                   name(s). To make
                                                   investing even easier,
                                                   you can order more
                                                   investment slips by
                                                   calling 800-225-5478.
--------------------------------------------------------------------------------

BY EXCHANGE
[GRAPHIC OMITTED]
o  The exchange must be                         o  The exchange must be
   for a minimum of                                for a minimum of
   $1,000 or for all of                            $1,000 or for all of
   your shares.                                    your shares.

o  Obtain a current                             o  Call your investment
   prospectus for the                              dealer or Nvest Funds
   Fund into which you                             at 800-225-5478 or
   are exchanging by                               visit nvestfunds.com
   calling your                                    to request an
   investment dealer or                            exchange.
   Nvest Funds at
   800-225-5478.                                o  See the section
                                                   entitled "Exchanging
o  Call your investment                            Shares."
   dealer or Nvest Funds
   to request an
   exchange.

o  See the section
   entitled "Exchanging
   Shares."
--------------------------------------------------------------------------------

BY WIRE
[GRAPHIC OMITTED]
o  Call Nvest Funds at                          o  Instruct your bank to
   800-225-5478 to obtain                          transfer funds to
   an account number and                           State Street Bank &
   wire transfer                                   Trust Company, ABA#
   instructions. Your                              011000028, DDA#
   bank may charge you                             99011538.
   for such a transfer.
                                                o  Specify the Fund name,
                                                   your class of shares,
                                                   your account number
                                                   and the registered
                                                   account name(s). Your
                                                   bank may charge you
                                                   for such a transfer.
--------------------------------------------------------------------------------

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[GRAPHIC OMITTED]
o  Indicate on your                             o  Visit nvestfunds.com
   application that you                            to add shares to your
   would like to begin an                          account by wire.
   automatic investment
   plan through                                 o  Please call Nvest
   Investment Builder and                          Funds at 800-225-5478
   the amount of the                               for a Service Options
   monthly investment                              Form. A signature
   ($100 minimum).                                 guarantee may be
                                                   required to add this
o  Send a check marked                             privilege.
   "Void" or a deposit
   slip from your bank                          o  See the section
   account along with                              entitled "Additional
   your application.                               Investor Services."
--------------------------------------------------------------------------------

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[GRAPHIC OMITTED]
o  Ask your bank or                             o  Call Nvest Funds at
   credit union whether                            800-225-5478 or visit
   it is a member of the                           nvestfunds.com to add
   ACH system.                                     shares to your account
                                                   through ACH.
o  Complete the
   "Telephone Withdrawal                        o  If you have not signed
   and Exchange" and                               up for the ACH system,
   "Bank Information"                              please call Nvest
   sections on your                                Funds for a Service
   account application.                            Options Form. A
                                                   signature guarantee
o  Mail your completed                             may be required to add
   application to Nvest                            this privilege.
   Funds, P.O. Box 8551,
   Boston, MA 02266-8551.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."
--------------------------------------------------------------------------------

THROUGH YOUR INVESTMENT DEALER
o    Call your investment dealer for information.
--------------------------------------------------------------------------------

BY MAIL
[GRAPHIC OMITTED]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares, including the capacity in which they are signing, if appropriate.

o    Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).
--------------------------------------------------------------------------------

BY EXCHANGE
[GRAPHIC OMITTED]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o    Call Nvest Funds or visit nvestfunds.com to request an exchange.

o    See the section entitled "Exchanging Shares" for more details.
--------------------------------------------------------------------------------

BY WIRE
[GRAPHIC OMITTED]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478; visit nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.
--------------------------------------------------------------------------------

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[GRAPHIC OMITTED]
o    Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o Call Nvest Funds or visit nvestfunds.com to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
--------------------------------------------------------------------------------

BY SYSTEMATIC WITHDRAWAL PLAN
[GRAPHIC OMITTED]
o    Please refer to the section entitled "Additional Investor Services" or call
     Nvest  Funds  at   800-225-5478  or  your  financial   representative   for
     information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.
--------------------------------------------------------------------------------

BY TELEPHONE
[GRAPHIC OMITTED]
o    You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
SELLING  SHARES IN  WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).


A notary public CANNOT provide a signature guarantee.
A signature guarantee can be obtained from one of the following sources:

o    a financial representative or securities dealer;

o    a federal savings bank, cooperative or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.


SELLER (ACCOUNT TYPE)                         REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------
INDIVIDUAL, JOINT, SOLE                         o  The signatures on the
PROPRIETORSHIP, UGMA/UTMA                          letter must include all
(MINOR ACCOUNTS)                                   persons authorized to sign,
                                                   including title, if
                                                   applicable.

                                                o  Signature guarantee, if
                                                   applicable (see above).

--------------------------------------------------------------------------------
CORPORATE OR ASSOCIATION                        o  The signatures on the
ACCOUNTS                                           letter must include all
                                                   persons authorized to sign,
                                                   including title.

--------------------------------------------------------------------------------
OWNERS OR TRUSTEES OF TRUST                     o  The signature on the letter
ACCOUNTS                                           must include all trustees
                                                   authorized to sign,
                                                   including title.

                                                o  If the names of the
                                                   trustees are not registered
                                                   on the account, please
                                                   provide a copy of the trust
                                                   document certified within
                                                   the past 60 days.

                                                o  Signature guarantee, if
                                                   applicable (see above).

--------------------------------------------------------------------------------
JOINT TENANCY WHOSE CO-TENANTS                  o  The signatures on the
ARE DECEASED                                       letter must include all
                                                   surviving tenants of the
                                                   account.

                                                o  Copy of the death
                                                   certificate.

                                                o  Signature guarantee if
                                                   proceeds check is issued to
                                                   other than the surviving
                                                   tenants.

--------------------------------------------------------------------------------
POWER OF ATTORNEY (POA)                         o  The signatures on the
                                                   letter must include the
                                                   attorney-in-fact,
                                                   indicating such title.

                                                o  A signature guarantee.

                                                o  Certified copy of the POA
                                                   document stating it is
                                                   still in full force and
                                                   effect, specifying the
                                                   exact Fund and account
                                                   number, and certified
                                                   within 30 days of receipt
                                                   of instructions.*

--------------------------------------------------------------------------------
QUALIFIED RETIREMENT BENEFIT                    o  The signature on the letter
PLANS (EXCEPT NVEST FUNDS                          must include all signatures
PROTOTYPE DOCUMENTS)                               of those authorized to
                                                   sign, including title.

                                                o  Signature guarantee, if
                                                   applicable (see above).

--------------------------------------------------------------------------------
EXECUTORS OF ESTATES,                           o  The signature on the letter
ADMINISTRATORS, GUARDIANS,                         must include those
CONSERVATORS                                       authorized to sign,
                                                   including capacity.

                                                o  A signature guarantee.

                                                o  Certified copy of court
                                                   document where signer
                                                   derives authority, e.g.:
                                                   Letters of Administration,
                                                   Conservatorship, Letters
                                                   Testamentary.*

--------------------------------------------------------------------------------
INDIVIDUAL RETIREMENT ACCOUNTS                  o  Additional documentation
(IRAS)                                             and distribution forms are
                                                   required.


*Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
EXCHANGING  SHARES
In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your  account,  whichever  is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes  restrictions placed on selling shares of the Fund:


RESTRICTION                                     SITUATION
--------------------------------------------------------------------------------
The  Fund   may   suspend   the   right  of     o  When  the  New  York  Stock
redemption  or  postpone  payment  for more        Exchange  is closed  (other
than 7 days:                                       than a weekend/holiday)

                                                o  During an emergency

                                                o  Any other period  permitted
                                                   by the SEC
--------------------------------------------------------------------------------
The Fund  reserves  the  right  to  suspend     o  With a notice  of a dispute
account  services  or  refuse   transaction        between registered owners
requests:
                                                o  With  suspicion/evidence of
                                                   a fraudulent act
--------------------------------------------------------------------------------
The  Fund may pay the  redemption  price in     o  When it is detrimental  for
whole or part by a distribution  in kind of        the   Fund  to  make   cash
readily  marketable  securities  in lieu of        payments as  determined  in
cash  or may  take  up to 7  days  to pay a        the sole  discretion of the
redemption   request   in  order  to  raise        adviser
capital:
--------------------------------------------------------------------------------
The Fund may withhold  redemption  proceeds     o  When  redemptions  are made
until the check or funds have cleared:             within 10 calendar  days of
                                                   purchase by check or ACH of
                                                   the shares being redeemed
--------------------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

SMALL ACCOUNT REDEMPTION
When the Fund account falls below a set minimum (currently $1,000 as set by the Fund's Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
HOW FUND SHARES ARE  PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


NET      TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET =  -----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES


The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o    OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
DIVIDENDS AND  DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends on a quarterly basis. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment  goals and priorities, you may choose to:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o    Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you are taxable whether you received them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Any distributions received by the Fund from REITs will not qualify, however, for the corporate dividends-received deduction. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest. Also, REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income to their interest holders. If a REIT fails to qualify for such beneficial tax treatment, it would be taxed as a corporation, and distributions to its shareholders (including the Fund) would bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REIT. The Fund's investments in REIT equity securities may require the Fund to accrue and
distribute   income  not  yet   received  or  may  result  in  the  Fund  making
distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
COMPENSATION  TO SECURITIES DEALERS


As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

FUND SERVICES
-------------
ADDITIONAL INVESTOR  SERVICES


RETIREMENT PLANS
Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


INVESTMENT BUILDER PROGRAM
Program This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."


DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC  EXCHANGE PLAN
Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other Nvest Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC  WITHDRAWAL  PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic
Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST  FUNDS WEB SITE
Visit us at WWW.NVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY
This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

[GRAPHIC OMITTED]
GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Services, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FFO MULTIPLE - The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

[GRAPHIC OMITTED]
GLOSSARY OF TERMS (CONTINUED)


MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

RULE 144A SECURITIES -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                     NOTES

IF YOU WOULD LIKE MORE INFORMATION ABOUT
THE  FUND,  THE  FOLLOWING  DOCUMENT  IS
AVAILABLE FREE UPON REQUEST:

STATEMENT  OF   ADDITIONAL   INFORMATION
(SAI) - The SAI provides more detailed information about the Fund, has been filed with the SEC and is incorporated into this Prospectus by reference.


TO ORDER A FREE COPY OF THE FUND'S  SAI,
CONTACT  YOUR  FINANCIAL REPRESENTATIVE,
OR THE FUND AT:

Nvest Funds Distributor, L.P.                     NVEST AEW REAL ESTATE FUND
399 Boylston Street
Boston, Massachusetts 02116
Telephone:  800-225-5478
Internet:  www.nvestfunds.com

Your financial  representative  or Nvest
Funds will also be happy to answer your questions or to provide any additional information that you may require.


You can  review  and copy the Fund's SAI
at the SEC's  Public  Reference  Room in
Washington,   D.C.  Information  on  the
operation of the Public  Reference  Room
may be  obtained  by calling  the SEC at
202-942-8090.    The   SAI   and   other
information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov.


Copies  of the  SAI are  also  available
after  payment of a  duplication  fee by
electronic   request  at  the  following
e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.



The  Distributor and other firms selling
shares  of the Fund are  members  of the
National   Association   of   Securities
Dealers,  Inc. ("NASD"). As a service to
investors,  the NASD has  asked  that we
inform  you  of  the  availability  of a
brochure   on  its   Public   Disclosure
Program.  The program provides access to
information  about  securities firms and
their  representatives.   Investors  may
obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

                                     (Investment Company Act File No. 811-09945)
                                                     XRE51-0101

[Nvest Funds Logo goes here]

NVEST AEW REAL ESTATE FUND - CLASS Y SHARES

AEW Management and Advisors, L.P.
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]




                                                  Prospectus
                                                  January 2, 2001



                                 WHAT'S INSIDE

                                 GOALS, STRATEGIES & RISKS
                                 Page 2
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

                                 FUND FEES & EXPENSES
                                 Page 3
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

                                 MANAGEMENT TEAM
                                 Page 5
                                 [GRAPHIC OMITTED]
                                 -----------------------------------

                                 FUND SERVICES
                                 Page 7
                                 [GRAPHIC OMITTED]
                                 -----------------------------------



 The    Securities     and
 Exchange  Commission (the
 "SEC") has  not  approved
 the  Fund's   shares   or
 determined   whether this
 Prospectus  is   accurate
 or complete.  Anyone  who
 tells  you  otherwise  is
 committing a crime.

 For  general  information
 about  the Fund or any of
 its   services   and  for
 assistance  in opening an
 account,   contact   your
 financial  representative
 or call Nvest Funds.

 NVEST FUNDS
 399 Boylston Street, Boston, Massachusetts 02116
 800-225-5478
 www.nvestfunds.com

TABLE OF CONTENTS


--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest AEW Real Estate Fund.....................................................2

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses..........................................................3

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk...............................................................4

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser............................................5
Meet the Fund's Portfolio Manager.............................................5
Adviser's Past Performance....................................................6


--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
It's Easy to Open an Account..................................................7
Buying Shares.................................................................8
Selling Shares................................................................9
Selling Shares in Writing.....................................................10
Exchanging Shares.............................................................11
Restrictions on Buying, Selling and Exchanging Shares.........................11
How Fund Shares Are Priced....................................................12
Dividends and Distributions...................................................13
Tax Consequences..............................................................13
Compensation to Securities Dealers ...........................................14
Glossary of Terms.............................................................15



If you have any questions about any of the terms used in the Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[GRAPHIC OMITTED]
GOALS, STRATEGIES & RISKS
-------------------------

NVEST AEW REAL ESTATE FUND

ADVISER:   AEW Management and Advisors, L.P. ("AEW")
MANAGER:   Matthew A. Troxell, CFA
CATEGORY:  All-Cap Equity
                                                            FUND FOCUS
                                                   Stability  Income  Growth
                                                            |        |
                                             High           |    X   |
                                                    -------------------------
                                             Mod.      X    |        |  X
                                                    -------------------------
                                             Low            |        |
                                                            |        |


INVESTMENT GOAL
The Fund seeks to provide investors with above-average income and long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its assets in publicly traded equity securities issued by real estate investment trusts ("REITs") or real estate-related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its real estate, research and securities professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes helps to identify those companies whose shares represent the greatest value and price appreciation potential:


o VALUATION - AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

o PRICE - AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's universe in general, are generally given greater weight than those that have overperformed.

o INCOME - AEW further evaluates companies and REIT's by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

o CATALYSTS - When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

The Fund may also:

          o Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

PRINCIPAL INVESTMENT RISKS

EQUITY         Securities  of real estate-related  companies and REITs in which
SECURITIES:    the Fund may invest may be considered equity  securities,   thus
               subjecting the Fund to market risks. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

REAL ESTATE Because the Fund concentrates its investments in the real estate SECURITIES/ industry, the Fund's performance will be dependent in part on the
REITS:         performance  of the  real  estate  market  and  the  real  estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.


SMALL-CAP      Companies in the real estate industry,  including REITs, in which
COMPANIES:     the  Fund  may   invest   may  have   relatively   small   market
               capitalizations.   Small-cap   companies  and  REITs,  which  AEW
               considers to be those with market capitalization of $1 billion or less, tend to have more limited markets and resources than companies with a larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks.

[GRAPHIC OMITTED]
FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

---------------------------------------------- ------------------------------
                                                        REAL ESTATE FUND
---------------------------------------------- ------------------------------
Maximum sales charge (load) imposed on                      None
purchases
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                        None
--------------------------------------------------------------------------------
Redemption fees                                             None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)



----------------------------------------------- -----------------------------
                                                       REAL ESTATE FUND
----------------------------------------------- -----------------------------
Management Fees                                             0.80%
Distribution and/or Service (12b-1) Fees                    0.00%
Other Expenses*                                             1.15%
Total Annual Fund Operating Expenses                        1.95%
Fee Waiver/Expense Reimbursement**                          0.70%
Net Expenses                                                1.25%

*    Other expenses are based on estimated amounts for the current fiscal year.

** AEW has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 1.25% of the Fund's average daily net assets. This binding undertaking will be in effect until May 31, 2002 and will be reevaluated on an annual basis thereafter.



EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

     o    You invest $10,000 in the Fund for the time periods indicated;

     o    Your investment has a 5% return each year; and

     o    The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


----------------------------------------------- -----------------------------
                                                      REAL ESTATE FUND
----------------------------------------------- -----------------------------
1 year                                                    $ 127
3 years                                                   $ 532

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. A rise in interest rates typically causes a fall in value. Rising interest rates may cause investors in REITs or real estate operating companies to demand a higher annual yield, which may in turn decrease market prices for equity securities issued by REITs or real estate operating companies. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. Also, during periods of declining interest rates, many mortgages may be refinanced, which may reduce the yield from REITs that invest primarily in loans secured by real estate and generally derive their income primarily from interest payments on mortgage loans.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities or REITs.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

[GRAPHIC OMITTED]
MANAGEMENT TEAM
---------------
MEET THE FUND'S INVESTMENT ADVISER

The Nvest Funds family includes 26 mutual funds with a total of over $7 billion in assets under management as of September 30, 2000. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest AEW Real Estate Fund (the "Fund"), which along with the other Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

AEW MANAGEMENT AND ADVISORS, L.P.


AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the Fund. AEW, together with other AEW adviser affiliates, manages approximately $6 billion of client capital as of September 30, 2000. AEW and the Distributor are subsidiaries of Nvest Companies, L.P. ("Nvest Companies"), which is a subsidiary of CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of September 30, 2000, Nvest Companies' 18 principal subsidiary or affiliated asset management firms, collectively, had more than $130 billion in assets under management. AEW manages the Fund's investments and also provides general business management and administration to the Fund.


The Fund pays advisory fees at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of such assets in excess of $500 million.

PORTFOLIO TRADES
In placing portfolio trades, AEW may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies or AEW. In placing trades, AEW will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER


MATTHEW A. TROXELL, CFA
Matthew Troxell has managed the Fund since its inception. Mr. Troxell joined AEW in 1994 and is a Principal of the company. Prior to joining AEW, Mr. Troxell was a Vice President and Assistant to the President of Landmark Land Company, and an equity analyst at A.G. Becker Paribas. He holds the designation of Chartered Financial Analyst (CFA) and is a member of the National Association of Real Estate Investment Trusts (NAREIT). Mr. Troxell earned a B.A. from Tufts University and has over 19 years of experience in investment analysis and portfolio management.

[GRAPHIC OMITTED]
MANAGEMENT TEAM
---------------
ADVISER'S PAST PERFORMANCE


The account returns shown below represent composite returns derived from performance data furnished by AEW ("AEW Composite") relating to all accounts managed by AEW Capital Management, L.P. with substantially similar investment objectives, strategies and policies as the Fund (the "Accounts"). (AEW is a wholly-owned subsidiary of AEW Capital Management, L.P.). Matthew Troxell, the Fund's portfolio manager, has been the lead manager for the Accounts since July 1999.


The Accounts have not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act and the Internal Revenue Code. The Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. THE INFORMATION REGARDING THE PERFORMANCE OF THE ACCOUNTS DOES NOT REPRESENT THE FUND'S PERFORMANCE. SUCH INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF THE FUTURE PERFORMANCE OF THE FUND. THE FUND COMMENCED OPERATIONS ON SEPTEMBER 1, 2000 AND HAS A LIMITED PERFORMANCE RECORD.


The table below shows the average annual total return of the Accounts managed by AEW Capital Management, L.P. for the one-year period ending September 30, 2000 and for the period from July 1, 1999 until September 30, 2000. The Account returns are also compared against the Morgan Stanley REIT Index. The past performance data for the Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Accounts and assumes the reinvestment of all dividends and distributions. THE FEES AND EXPENSES PAID BY THE FUND WILL BE HIGHER THAN THE FEES AND EXPENSES PAID BY THE ACCOUNTS. THE PERFORMANCE OF THE ACCOUNTS WOULD HAVE BEEN LOWER THAN THAT SHOWN BELOW IF THEY HAD BEEN SUBJECT TO THE FEES AND EXPENSES OF THE FUND.


--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN(1)
                                (for the period ended September 30, 2000)
--------------------------------------------------------------------------------
                                     1 YEAR             SINCE JULY 1, 1999
--------------------------------------------------------------------------------
 AEW COMPOSITE                       26.18%                    13.13%
--------------------------------------------------------------------------------
 MORGAN STANLEY
   REIT INDEX                        21.25%                     9.05%
--------------------------------------------------------------------------------

1. The AEW Composite consists of all client accounts whose portfolios were managed by Matthew Troxell at AEW Capital Management, L.P. for the one-year period ending September 30, 2000 and for the period from July 1, 1999 until September 30, 2000 using investment policies and strategies substantially similar to those that are used to manage the Fund. The average annual total return for the Accounts was calculated using a time-weighted rate of return, which differs in part from the proscribed formula used by mutual funds to calculate their returns. The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index. You cannot invest directly in an index.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.   Read this Prospectus carefully.


2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.


Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

o    SEPARATE ACCOUNTS of New England Financial, MetLife or their affiliates.


o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Fund, AEW or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.


o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.


o    DEFERRED  COMPENSATION  PLAN ACCOUNTS of New England Life Insurance Company
     ("NELICO"),   MetLife,  Nvest  Companies  or  their  affiliates  ("Deferred
     Compensation Accounts").


o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

3. You should contact Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES
You will not receive certificates representing Class Y Shares.

NVEST FUNDS WEB SITE
You may have access to your account 24 hours a day by visiting us online at WWW.NVESTFUNDS.COM.

[GRAPHIC OMITTED]
FUND  SERVICES
--------------
BUYING  SHARES

OPENING  AN  ACCOUNT                               ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------

THROUGH YOUR INVESTMENT  DEALER
o    Call   your    investment                  o    Call   your    investment
     dealer for information.                         dealer for information.
--------------------------------------------------------------------------------

BY MAIL
[GRAPHIC OMITTED]
o    Make  out a check in U.S.                  o    Make  out a check in U.S.
     dollars      for      the                       dollars      for      the
     investment        amount,                       investment        amount,
     payable to "Nvest Funds."                       payable to "Nvest Funds."
     Third  party  checks  and                       Third  party  checks  and
     "starter" checks will not                       "starter" checks will not
     be accepted.                                    be accepted.

o    Mail the check  with your                  o    Fill  out the  detachable
     completed  application to                       investment  slip  from an
     Nvest  Funds,   P.O.  Box                       account statement.  If no
     8551,      Boston,     MA                       slip    is     available,
     02266-8551.                                     include  with the check a
                                                     letter   specifying   the
                                                     Fund name,  your class of
                                                     shares,    your   account
                                                     number and the registered
                                                     account name(s).  To make
                                                     investing   even  easier,
                                                     you   can   order    more
                                                     investment    slips    by
                                                     calling 800-225-5478.
--------------------------------------------------------------------------------

BY EXCHANGE
[GRAPHIC OMITTED]
o    Obtain     a      current                  o    Call   your    investment
     prospectus  for the  Fund                       dealer or Nvest  Funds at
     into    which   you   are                       800-225-5478  to  request
     exchanging   by   calling                       an exchange.
     your investment dealer or
     Nvest       Funds      at                  o    See the section  entitled
     800-225-5478.                                   "Exchanging Shares".

o    Call   your    investment
     dealer or Nvest  Funds to
     request an exchange.

o    See the section  entitled
     "Exchanging Shares".
--------------------------------------------------------------------------------

BY WIRE
[GRAPHIC OMITTED]
 o    Call   Nvest   Funds   at                 o    Visit  nvestfunds.com to
      800-225-5478 to obtain an                      add shares to  your
      account  number  and wire                      account by wire.
      transfer    instructions.
      Your bank may  charge you                 o    Instruct   your  bank  to
      for such a transfer.                           transfer  funds  to State
                                                     Street   Bank   &   Trust
                                                     Company,  ABA# 011000028,
                                                     DDA# 99011538.

                                                o    Specify  the  Fund  name,
                                                     your   class  of  shares,
                                                     your  account  number and
                                                     the  registered   account
                                                     name(s).  Your  bank  may
                                                     charge  you  for  such  a
                                                     transfer.

--------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE ("ACH")
[GRAPHIC OMITTED]
o    Ask your  bank or  credit                  o    Call   Nvest   Funds   at
     union  whether  it  is  a                       800-225-5478    to    add
     member of the ACH system.                       shares  to  your  account
                                                     through ACH.
o    Complete  the  "Telephone
     Withdrawal  and Exchange"                  o    If you have not signed up
     and  "Bank   Information"                       for   the   ACH   system,
     sections on your  account                       please  call Nvest  Funds
     application.                                    for  a  Service   Options
                                                     Form.     A     signature
o    Mail    your    completed                       guarantee may be required
     application    to   Nvest                       to add this privilege.
     Funds,   P.O.  Box  8551,
     Boston, MA 02266-8551.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."
--------------------------------------------------------------------------------

THROUGH YOUR INVESTMENT DEALER
          o    Call your investment dealer for information.
--------------------------------------------------------------------------------
BY MAIL
[GRAPHIC OMITTED]
          o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

          o    The request must be signed by all of the owners of the shares and
               must  include  the  capacity  in  which  they  are  signing,   if
               appropriate.

          o Mail your request by REGULAR mail to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by REGISTERED, EXPRESS OR CERTIFIED mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

          o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

--------------------------------------------------------------------------------
BY EXCHANGE
[GRAPHIC OMITTED]

          o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

          o    Call Nvest Funds or visit nvestfunds.com to request an exchange.

          o    See the section entitled "Exchanging Shares" for more details.
--------------------------------------------------------------------------------
BY WIRE
[GRAPHIC OMITTED]

          o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

          o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

          o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

--------------------------------------------------------------------------------
THROUGH  AUTOMATED  CLEARING HOUSE ("ACH")
[GRAPHIC OMITTED]

          o Ask your bank or credit union whether it is a member of the ACH system.

          o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

          o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

          o Call Nvest Funds or visit www.nvestfunds.com to request a redemption through this system.

          o Proceeds will generally arrive at your bank within three business days.

--------------------------------------------------------------------------------
BY TELEPHONE
[GRAPHIC OMITTED]

          o You may receive your proceeds by mail, by wire or through ACH (see above).

          o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee.
A signature guarantee can be obtained from one of the following sources:

o    a financial  representative or securities dealer;

o    a federal savings bank, cooperative, or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
EXCHANGING SHARES

You may exchange Class Y shares of your Fund for Class Y shares of any other Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other Nvest Fund which does not offer Class Y shares. Class A shares of any Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any Nvest Fund. All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes  restrictions  placed on selling shares of the Fund:

RESTRICTION                                 SITUATION
--------------------------------------------------------------------------------
The  Fund  may   suspend  the  right  of    o    When the Exchange is closed
redemption or postpone  payment for more         (other than a  weekend/holiday)
than 7 days:
                                            o    During an emergency

                                            o    Any other period  permitted by
                                                 the SEC
--------------------------------------------------------------------------------
The Fund  reserves  the right to suspend    o    With  a  notice  of a  dispute
account  services or refuse  transaction         between registered owners
requests:
                                            o    With  suspicion/evidence  of a
                                                 fraudulent act

--------------------------------------------------------------------------------
The Fund may pay the redemption price in    o    When it is detrimental for the
whole or part by a distribution  in kind         Fund to make cash  payments as
of readily marketable securities in lieu         determined    in   the    sole
of cash or may  take up to 7 days to pay         discretion  of the  adviser
a  redemption  request in order to raise
capital:
--------------------------------------------------------------------------------
The   Fund   may   withhold   redemption    o    When   redemptions   are  made
proceeds  until the check or funds  have         within  10  calendar  days  of
cleared:                                         purchase  by  check  or ACH of
                                                 the shares being redeemed
--------------------------------------------------------------------------------

Telephone  redemptions  are not accepted for tax-qualified retirement accounts.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET      TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET =  -----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES-- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o    OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather, may be priced by another method that each Fund's Board of Trustees believes actually reflects fair value.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends on a quarterly basis. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and  priorities, you may choose to:


o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another Nvest Fund.


o    Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you are taxable whether you received them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Any distributions received by the Fund from REITs will not qualify, however, for the corporate dividends-received deduction. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest. Also, REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income to their interest holders. If a REIT fails to qualify for such beneficial tax treatment, it would be taxed as a corporation, and distributions to its shareholders (including the Fund) would bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REIT. The Fund's investments in REIT equity securities may require the Fund to accrue and
distribute   income  not  yet   received  or  may  result  in  the  Fund  making
distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[GRAPHIC OMITTED]
FUND SERVICES
-------------
COMPENSATION TO SECURITIES DEALERS

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[GRAPHIC OMITTED]
GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Ratings Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FFO MULTIPLE - The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

[GRAPHIC OMITTED]
GLOSSARY OF TERMS (CONTINUED)


MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

RULE 144A SECURITIES -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                     NOTES

IF YOU WOULD LIKE MORE INFORMATION ABOUT
THE  FUND,  THE  FOLLOWING  DOCUMENT  IS
AVAILABLE FREE UPON REQUEST:

STATEMENT  OF   ADDITIONAL   INFORMATION
(SAI) - The SAI provides more detailed information about the Fund, has been filed with the SEC and is incorporated into this Prospectus by reference.


TO ORDER A FREE COPY OF THE FUND'S  SAI,
CONTACT  YOUR  FINANCIAL REPRESENTATIVE,
OR THE FUND AT:
                                                      CLASS Y SHARES OF:
Nvest Funds Distributor, L.P.                     NVEST AEW REAL ESTATE FUND
399 Boylston Street
Boston, Massachusetts 02116
Telephone:  800-225-5478
Internet:  www.nvestfunds.com

Your financial  representative  or Nvest
Funds will also be happy to answer your questions or to provide any additional information that you may require.


You can  review  and copy the Fund's SAI
at the SEC's  Public  Reference  Room in
Washington,   D.C.  Information  on  the
operation of the Public  Reference  Room
may be  obtained  by calling  the SEC at
202-942-8090.    The   SAI   and   other
information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov.


Copies  of the  SAI are  also  available
after  payment of a  duplication  fee by
electronic   request  at  the  following
e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.


The  Distributor and other firms selling
shares  of the Fund are  members  of the
National   Association   of   Securities
Dealers,  Inc. ("NASD"). As a service to
investors,  the NASD has  asked  that we
inform  you  of  the  availability  of a
brochure   on  its   Public   Disclosure
Program.  The program provides access to
information  about  securities firms and
their  representatives.   Investors  may
obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

                                     (Investment Company Act File No. 811-09945)
                                                     YRE51-0101

[NVEST FUNDS LOGO APPEARS HERE]
--------------------------------------------------------------------------------

NVEST AEW REAL ESTATE FUND


STATEMENT OF ADDITIONAL INFORMATION


JANUARY 2, 2001


     This Statement of Additional Information (the "Statement") contains information that may be useful to investors but which is not included in the Prospectus of the Nvest AEW Real Estate Fund (the "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated January 2, 2001 for Class A, Class B and Class C shares or the Prospectus of the Fund dated January 2, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectus from Nvest Funds Distributor, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116, by calling Nvest Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com.

     The Fund is a diversified fund of Nvest Companies Trust I, a registered open-end management investment company (the "Trust"). Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust are collectively referred to in this Statement as the "Nvest Funds Trusts."


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Restrictions                                                        1
Fund Charges and Expenses                                                      2
Ownership of Fund Shares                                                       3
Miscellaneous Investment Practices                                             3
Management of the Trust                                                        9
Portfolio Transactions and Brokerage                                          16
Description of the Trust and Ownership of Shares                              17
How to Buy Shares                                                             19
Net Asset Value and Public Offering Price                                     19
Reduced Sales Charges                                                         20
Shareholder Services                                                          23
Redemptions                                                                   29
Standard Performance Measures                                                 31
Income Dividends, Capital Gain Distributions and Tax Status                   34
Financial Statements                                                          37
Appendix A - Description of Bond Ratings                                      42
Appendix B - Publications That May Contain Fund Information                   44
Appendix C - Advertising and Promotional Literature                           47

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Fund. Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

FUNDAMENTAL RESTRICTIONS
------------------------
The following restrictions may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")).

The Fund may not:

(1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities")) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) purchase the securities of any issuer (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry;

(3)  issue senior securities, except as otherwise permitted by the 1940 Act;

(4)+ borrow money or pledge its assets; PROVIDED, HOWEVER, that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowings; and, PROVIDED, FURTHER, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total assets; for the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security;

(5) underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in the disposition of restricted securities;

(6) purchase and sell real estate unless acquired as a result of ownership of securities or other instruments; PROVIDED, HOWEVER, that this limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; PROVIDED, HOWEVER, that this limitation shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities; or

(8) lend any portfolio security or make any other loan, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, it being understood that this limitation does not apply to purchases of debt securities or to repurchase agreements.

The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

NON-FUNDAMENTAL RESTRICTIONS
----------------------------
The following investment restrictions are not fundamental, and may be changed without shareholder approval.

The Fund may not:

(1) purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions; for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;

(2) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time;

(3)+ invest more than 15% of the Fund's net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Fund's Board of Trustees);

(4) write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government Securities and with respect to interest rate futures contracts; or

(5) invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction; under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company.

The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.


--------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

MANAGEMENT FEES

     Pursuant to an advisory agreement dated October 30, 2000 (the "Advisory Agreement"), AEW Management and Advisors, L.P. ("AEW" or the "Adviser") has agreed, subject to the supervision of the Trust's Board of Trustees, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the Advisory Agreement, the Fund pays AEW a gross management fee at the annual rate of 0.80% of the average daily net assets of the Fund for the first $500 million in assets and 0.75% of the average daily net assets of amounts in excess of $500 million.


     AEW has given a binding undertaking to the Fund to reduce its management fee, and, if necessary, to bear certain expenses related to operating the Fund, to the extent necessary to limit the Fund's total operating expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% of such assets for Class B shares, 2.25% of such assets for Class C shares and 1.25% of such assets for Class Y shares. The undertaking will be binding on AEW until May 31, 2002 and will be reevaluated on an annual basis thereafter (subject to the obligation of the Fund to pay such deferred fees or expense reimbursement in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% of such assets for Class B and Class C shares, or 1.25% of such assets for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.)

--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------


     As of December 29, 2000, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Fund. In addition, each person that has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the Fund may be deemed to control the Fund as defined in the 1940 Act.


                           Shareholder and Address                              Ownership Percentage
                           -----------------------                              --------------------

Class A Shares             Nvest Funds Distributor, L.P.                        100%
                           399 Boylston Street
                           Boston, MA 02116

Class B Shares             Nvest Funds Distributor, L.P.                        100%
                           399 Boylston Street
                           Boston, MA 02116

Class C Shares             Nvest Funds Distributor, L.P.                        100%
                           399 Boylston Street
                           Boston, MA 02116

Class Y Shares             AEW Capital Management, L.P.                         100%
                           World Trade Center East
                           Two Seaport Lane
                           Boston, MA 02210



--------------------------------------------------------------------------------

                       MISCELLANEOUS INVESTMENT PRACTICES

--------------------------------------------------------------------------------

     The following is a list of certain investment practices in which the Fund may engage as SECONDARY investment strategies. The Fund's primary strategies are detailed in its Prospectus.

  Mortgage Real Estate Investment Trusts
  Hybrid Real Estate Investment Trusts
  Foreign Securities (Foreign Equity Securities and Depository Receipts) Certificates of Deposit, Demand and Time Deposits and Banker's Acceptances Prime Commercial Paper, including Master Demand Notes
  Repurchase Agreements secured by U.S. Government Securities
  When-issued Securities
  Zero Coupon Securities
  Convertible Securities
  Illiquid Securities and Restricted Securities (including Rule 144A Securities) Loans of Portfolio Securities
  Short-term Investments
  Fixed-Income Securities
  Collateralized Mortgage Obligations
  Collateralized Mortgage-backed Securities
  Money Market Instruments

     The following is a description of the various investment practices in which the Fund may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks:

EQUITY SECURITIES The Fund may invest in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering great potential for long-term growth, equity securities are more volatile and more risky than other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices See "Small Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

O SMALL COMPANIES - The Fund may invest in companies and REITs with relatively smaller market capitalizations, which AEW considers to be those with market capitalizations of $1 billion or less. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with larger, more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of the Fund therefore may fluctuate more widely than market averages.

O WARRANTS - The Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

O REAL ESTATE INVESTMENT TRUSTS (REITS) - The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs may be characterized as equity REITs, mortgage REITs or hybrid REITs. An equity REIT owns or leases real estate and derives its income primarily from rental income. A mortgage REIT invests primarily in loans secured by real estate and generally derives its income primarily from interest payments on its mortgage loans. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs, generally by holding both ownership and mortgage interests in real estate. The Fund anticipates that under normal circumstances a majority of its REIT investments will consist of equity REITs, but this is not a requirement of the Fund.

O REAL ESTATE SECURITIES - The Fund invests primarily in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are those that (i) have principal activity involving the development, ownership, construction management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

U.S. GOVERNMENT SECURITIES The Fund may invest in some or all of the following U.S. Government Securities:

O U.S. TREASURY BILLS - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. These obligations are backed by the full faith and credit of the United States government.

O U.S. TREASURY NOTES AND BONDS - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States government.

O "GINNIE MAES" - Debt securities issued by a mortgage banker or other mortgagee, which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

O "FANNIE MAES" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States government.

O "FREDDIE MACS" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States government.

     U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may accept lower current income from short-term investments rather than investing in higher-yielding long-term securities. Such shorter term investments may lower the Fund's return.

FOREIGN  INVESTMENTS   Investments  in  foreign  securities  present  risks  not
typically associated with investments in comparable securities of U.S. issuers.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Fund.

     In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     The Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

     In determining whether to invest in securities of foreign issuers, the Advisor will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

WHEN-ISSUED SECURITIES The Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States government, the obligation of the seller is not guaranteed by the United States government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

CONVERTIBLE SECURITIES The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. issuers that can be converted into (that is, exchanged for) common stock or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

ILLIQUID SECURITIES, RESTRICTED SECURITIES, RULE 144 SECURITIES AND SECTION 4(2) COMMERCIAL PAPER Illiquid securities include those that are not readily resalable (restricted securities), which may include securities whose disposition is restricted by federal securities laws or those that are not readily marketable.

     Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the 1933 Act. The Fund may also purchase commercial paper issued under Section 4(2) of the 1933 Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Fund's Board of Trustees, that the particular issue of Rule 144A securities is liquid. The Fund may also invest in securities that are subject to restrictions relating to resale. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

LOANS OF PORTFOLIO SECURITIES The Fund may lend up to 33 1/3% of its total assets in the form of its portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in this Statement. Any voting rights or rights to consent relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Fund's Board of Trustees or persons acting pursuant to the direction of the Board.

         These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

SHORT-TERM TRADING The Fund may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

FIXED-INCOME SECURITIES The Fund may invest in real estate related fixed-income securities. The Fund will typically invest in fixed-income securities that are rated by an independent ratings service, such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). For a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

Fixed-income securities in which the Fund may invest include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers whose primary business is in the real estate industry. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

MORTGAGE-RELATED SECURITIES Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series,which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

MONEY  MARKET  INSTRUMENTS  The Fund may seek to minimize  risk by  investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal, although this value cannot be guaranteed.

     Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TEMPORARY STRATEGIES The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U. S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in U.S. Government Securities or money market instruments. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST

--------------------------------------------------------------------------------


The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Trustees
--------

     Trustees of the Trust and their ages (in parentheses), address and principal occupations during at least the past five years are listed below. Those Trustees marked with an asterisk (*) may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.


GRAHAM T.  ALLISON,  JR.- TRUSTEE  (60); 79 John F. Kennedy  Street,  Cambridge,
     Massachusetts 02138 -- Member of the Contract Review and Governance Committee for the Trust -- Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - TRUSTEE  (55);  452 Fifth Avenue,  New York,  New York 10018 --
     Chairman of the Audit Committee for the Trust -- President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum; Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business.

KENNETH J. COWAN - TRUSTEE (68); One Beach Drive,  S.E. #2103,  St.  Petersburg,
     Florida 33701 -- Chairman of the Contract Review and Governance Committee for the Trust -- Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - TRUSTEE (57); 1001 Pennsylvania Avenue, N.W., Washington,  D.C.
     20004 -- Member of the Contract Review and Governance Committee for the Trust -- Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University;
     Trustee, Council for Excellence in Government (a not-for- profit organization); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (investments).

*JOHN T. HAILER - PRESIDENT  AND TRUSTEE  (40);  President  and Chief  Executive
     Officer,  Nvest Funds  Distributor,  L.P.;  President  and Chief  Executive
     Officer, Nvest Distribution Corporation; President and Chief Executive Officer, Nvest Funds Management, L.P.; formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE - TRUSTEE (58);  Exchange Place, Boston,  Massachusetts 02109 --
     Member of the Audit Committee for the Trust -- Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, Verizon Communications (communications services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE - TRUSTEE  (67);  200 Unicorn  Park Drive,  Woburn,  Massachusetts
     01801 -- Member of the Audit Committee for the Trust -- President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management firms).

*PETER S. VOSS - CHAIRMAN  OF  THE BOARD,  CHIEF  EXECUTIVE  OFFICER AND TRUSTEE
     (54); Director, President and Chief Executive Officer, Nvest Companies, L.P. ("Nvest Companies"); Director, Nvest Services Company; Director, Nvest Distribution Corporation; Director of various affiliates of Nvest Management; Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange Listed Company Advisory Committee.

PENDLETON P. WHITE - TRUSTEE (69); 6 Breckenridge Lane, Savannah, Georgia 31411;
     Member of the Contract Review and Governance Committee for the Trust; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).


The Contract Review and Governance Committee of the Fund is comprised solely of disinterested Trustees and considers matters relating to advisory and distribution arrangements, potential conflicts of interest between the adviser and the Fund, and governance matters relating to the Fund.

The Audit Committee of the Fund is comprised solely of disinterested Trustees and considers matters relating to the scope and results of the Fund's audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, regulations of the Securities and Exchange Commission ("SEC") and Internal Revenue Service ("IRS") as well as operational issues relating to the transfer agent.


OFFICERS

     Officers of the Trust, in addition to Mr. Voss and Mr. Hailer, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.


THOMAS P.  CUNNINGHAM - TREASURER (54);  Senior Vice  President,  Nvest Services
     Company, Inc.; Senior Vice President, Nvest Funds Management, L.P.; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.


JOHN E. PELLETIER - SECRETARY AND CLERK (36); Executive Vice President,  General
     Counsel, Secretary and Clerk, Nvest Services Company, Inc.; Director, Nvest Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Funds Distributor, L.P.; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Funds Management, L.P.; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

     Each person listed above holds the same position(s) with the Nvest Funds Trusts (the Trust and the Nvest Funds Trusts collectively, the "Trusts"). Previous positions during the past five years with Nvest Funds Distributor, L.P. or Nvest Funds Management, L.P. are omitted, if not materially different from a Trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trust's trustees is also a trustee of certain other investment companies for which Nvest Funds Distributor, L.P. acts as principal underwriter. Except as indicated above, the address of each Trustee and officer of the Trust is 399 Boylston Street, Boston, Massachusetts 02116.

TRUSTEE FEES

     The Trust pays no compensation to its officers or to its Trustees who are interested persons thereof.

     Each trustee who is not an interested person of the Trusts receives in the aggregate for serving on the Board of Trustees of the Trusts, comprising as of September 30, 2000 a total of 23 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends for the Trusts. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the Fund and the mutual fund portfolios in the Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund.

     During the calendar year ended December 31, 1999, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts.

                                          Pension or
                            Aggregate     Retirement
                          Compensation     Benefits      Estimated     Total
                              from        Accrued as      Annual    Compensation
                               the       Part of Fund    Benefits     from the
                             Trusts        Expenses        Upon        Trusts
    Name of Trustee         in 1999*        in 1999     Retirement    in 1999*
    ---------------         --------        -------     ----------    --------
Graham T. Allison, Jr.       $60,000          $0            $0        $60,000
Daniel M. Cain               $64,000          $0            $0        $64,000
Kenneth J. Cowan             $64,000          $0            $0        $64,000
Richard Darman               $60,000          $0            $0        $60,000
Sandra O. Moose              $60,000          $0            $0        $60,000
John A. Shane                $60,000          $0            $0        $60,000
Pendleton P. White           $60,000          $0            $0        $60,000

* Amounts include payments deferred by Trustees for 1999. The total amount of deferred compensation for all periods to date accrued for the trustees follows: Allison ($810, 057); Cain ($16,000); Cowan ($55,777); and Darman ($15,000).

     The Fund provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. The Fund posts a deferred trustee fee liability in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.


     At December 1, 2000, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.


ADVISORY AGREEMENT
------------------

     The Fund's Advisory Agreement between the Fund and AEW provides that AEW will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. AEW is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.

     The Fund pays all expenses not borne by its Adviser, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Fund's Adviser or its affiliates, other than affiliated registered investment companies. Certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and Class Y shares on the other hand (See "Description of the Trust and Ownership of Shares").

     The Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Adviser upon 90 days' written notice, and terminates automatically in the event of its assignment.

     The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     AEW is a registered investment adviser whose origins date back to 1981. AEW is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"). It is currently anticipated that AEW will convert from a limited partnership into a limited liability company subsequent to the launch of the Fund. Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. Nvest Distribution Corporation is also the sole general partner of Nvest Funds Distributor, L.P. (the "Distributor") and the sole shareholder of Nvest Services Company, Inc. ("Nvest Services Company"), the transfer and dividend-disbursing agent of the Fund. Nvest Companies owns the entire limited partnership interest in each of AEW and the Distributor. Nvest Services Company may subcontract certain of its obligations as the transfer and dividend-disbursing agent of the Fund to third parties. Nvest Services Company, Inc. will also do business as Nvest Services Company and Nvest Services Co.

     Nvest Companies is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution, which, in turn, is wholly-owned by the French government. Nvest Companies is owned by CDC AM - North America, which is wholly-owned by CDC Asset Management, a French entity that is part of Caisse des Depots et Consignations.

     Nvest Companies' advising general partner is Nvest, L.P. Nvest Corporation is the sole general partner of Nvest, L.P. The eighteen principal subsidiary or affiliated asset management firms of Nvest Companies, collectively, have more than $130 billion in assets under management or administration as of September 30, 2000.

     Certain officers of AEW have responsibility for the management of other client portfolios. The other clients served by AEW sometimes invest in securities in which the Fund also invests. If the Fund and such other clients advised by AEW desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities, which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Fund's trustees that the desirability of retaining AEW as Adviser outweighs the disadvantages, if any, which might result from these practices.

     DISTRIBUTION AGREEMENTS AND RULE 12B-1 PLANS. Under an agreement with the Fund (the "Distribution Agreement"), the Distributor serves as the principal underwriter of each class of shares of the Fund. Under this agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

     The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

     The Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

     Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

     The service fee may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

     To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect.

     The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

     Each  Plan  may be  terminated  by  vote  of a  majority  of  the  relevant
Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

     The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund's shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates of Nvest Companies and may receive compensation from the Fund's adviser with respect to sales of Class Y shares.

     The Distribution Agreement for the Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.


     The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plans).


     With the exception of the Distributor and its direct and indirect parent companies, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

     Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.


     The Distributor controls the words "Nvest" in the name of the Trust and if it should cease to be the principal underwriter of the Fund's shares, the Trust may be required to change its name and delete these words or letters. The Distributor also acts as principal underwriter for Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust as well as the Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund (the "Kobrick Funds"). The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.


     The portion of the various fees and expenses for Class A, B, and C shares that are paid (reallowed) to securities dealers are shown below:

     For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect. The portion of the various fees and expenses for Class A shares of the Fund that are paid to securities dealers are shown below:


                                              MAXIMUM                  MAXIMUM              MAXIMUM               MAXIMUM
                                           SALES CHARGE            REALLOWANCE OR          FIRST YEAR            FIRST YEAR
                                         PAID BY INVESTORS           COMMISSION           SERVICE FEE           COMPENSATION
INVESTMENT                             (% OF OFFERING PRICE)   (% OF OFFERING PRICE) (% OF NET INVESTMENT)  (% OF OFFERING PRICE)
---------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                              5.75%                   5.00%                  0.25%                  5.25%
$50,000 - $99,999                              4.50%                   4.00%                  0.25%                  4.25%
$100,000 - $249,999                            3.50%                   3.00%                  0.25%                  3.25%
$250,000 - $499,999                            2.50%                   2.15%                  0.25%                  2.40%
$500,000 - $999,999                            2.00%                   1.70%                  0.25%                  1.95%

INVESTMENTS OF $1 MILLION OR MORE
First $3 Million                                none                   1.00%(2)               0.25%                  1.25%
Excess over $3 Million (1)                      none                   0.50%(2)               0.25%                  0.75%

INVESTMENTS WITH NO SALES CHARGE(3)             none                   0.00%                  0.25%                  0.25%

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code, as amended (the "Code") with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the Fund, which are described in a separate prospectus.

(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."


     The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Fund that are paid to securities dealers are shown below:




                            MAXIMUM FRONT-END SALES        MAXIMUM REALLOWANCE            MAXIMUM FIRST YEAR    MAXIMUM FIRST YEAR
                            CHARGE PAID BY INVESTORS         OR COMMISSION                   SERVICE FEE           COMPENSATION
INVESTMENT                  (% OF OFFERING PRICE)        (% OF OFFERING PRICE)          (% OF NET INVESTMENT)  (% OF OFFERING PRICE)
------------------------------------------------------------------------------------------------------------------------------------
All amounts for Class B              None                        3.75%                         0.25%                   4.00%
Class C amounts purchased at NAV(1)  None                        1.00%                         0.00%                   1.00%
All other amounts for Class C        1.00%                       2.00%                         0.00%                   2.00%


(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.


     Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

     For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Nvest Fund or if the account is registered in street name.

     The Distributor may at its expense provide additional concessions to dealers who sell shares of the Fund, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc. The participation of such firms in financial assistance programs is at the discretion of the firm.

     CUSTODIAL ARRANGEMENTS. State Street Bank and Trust Company ("State Street Bank" or the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

     INDEPENDENT ACCOUNTANTS. The Trust's independent accountant is PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of the Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

OTHER ARRANGEMENTS
------------------


     Pursuant to a contract between the Trust and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Fund (in such capacity, the "Transfer Agent") and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays account services fees for Classes A, B and C shares representing the higher dollar amount which is based upon either of the following calculations: (1) the annualized rate of 0.184% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible Nvest Assets (defined below) are equal to or less than $5.7 billion; 0.180% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible Assets are greater than $5.7 billion and up to $10.7 billion; and 0.175% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible Assets are in excess of $10.7 billion (subject to an annual portfolio/class minimum of $18,000); or (2) the annual aggregate minimum fee of $10.5 million. "Total Eligible Nvest Assets" means the average daily net assets of all equity funds offered within the Nvest Family of Funds for which there are exchange privileges among the funds (currently the Nvest Stock Funds, the Kobrick Funds and the Fund). The Fund pays account services fees for Class Y shares at an asset-based flat fee of 0.10% of the average daily net assets of such class. Nvest Services Company has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, Nvest Services Company pays BFDS a monthly per account fee.

     In addition, pursuant to an Administrative Services Agreement among the Trust, the Nvest Funds Trusts and Nvest Services Company, Nvest Services Company performs certain accounting and administrative services for the Fund. Subject to certain minimums, the Trusts pay Nvest Services Company an aggregate fee of 0.0350% of the first $5 billion of the Trusts' average daily net assets, 0.0325% of the next $5 billion of the average daily net assets and 0.0300% of the average daily net assets in excess of $10 billion for these services. The Fund also reimburses Nvest Services Company for all or part of Nvest Service Company's expenses of providing these services, which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.



--------------------------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

--------------------------------------------------------------------------------

     In placing orders for the purchase and sale of equity securities, the Adviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Fund's Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

         GENERAL
         -------

     Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with Nvest Companies or the Adviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

     Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund's dealer in connection with such transactions.

     To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the Adviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the Adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses, subject to the requirement that the adviser will seek best execution.

     It is expected that the portfolio transactions in fixed-income securities, if any, will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------

     The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated March 17, 2000, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The Fund commenced operations on September 1, 2000.

     The Declaration of Trust permits the Fund's trustees to issue an unlimited number of full and fractional shares of each series. The Fund is represented by a particular series of shares. The Declaration of Trust further permits the Fund's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Fund's Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the Fund's Board of Trustees and to cast a vote for each dollar of net asset value you own at shareholder meetings. Shares of the Fund do not have any preemptive rights. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The shares of the Fund are divided into four classes: Class A, Class B, Class C and Class Y. The Fund offers such classes of shares as set forth in its Prospectuses. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of the Fund (excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

     The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

     The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the Trustees may designate. While the Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Trust's Board of Trustees may also, without shareholder approval unless as provided therein, amend or supplement the Declaration of Trust so as to add to, delete, replace or otherwise modify any provisions contained in the Declaration of Trust, including, but not limited to, adding one or more additional series or classes or merge two or more existing series or classes.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time, subject to applicable federal and state law, by (i) vote of at least two-thirds of the outstanding shares of the Fund or (ii) without the vote or consent of shareholders by a majority of the Trustees either at a meeting or by written consent. The trustees shall provide written notice to the affected shareholders of a termination effected under clause (ii) above. The trust also permits the Board of Trustees, subject to applicable federal and state law, to reorganize the Trust or any series thereof without shareholder approval. The trustees shall provide written notice to the affected shareholders of such reorganization.

VOTING RIGHTS
-------------

     Shareholders of a series or class are entitled to one vote for each dollar of net asset value (number of shares owned multiplied by net asset value per share) of such series or class thereof, on any matter on which such shareholder is entitled to vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote.

     The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Fund's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's Custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will undertake to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Shareholder voting rights are not cumulative.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of Trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in, or not opposed to, the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

CODE OF ETHICS
--------------

     The Trust, AEW and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.


--------------------------------------------------------------------------------

                               HOW TO BUY SHARES

--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Fund are summarized in the Prospectus. All purchases made by check should be in U.S. dollars and made payable to Nvest Funds, or, in the case of a retirement account, a custodian or trustee.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.


     Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or Nvest Funds Web site (www.nvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.


     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

--------------------------------------------------------------------------------

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

     The total net asset value of each class of shares of a Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

     Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A or a Class C share of the Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Nvest Services Company or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or Y share of the Fund is the next-determined net asset value.

--------------------------------------------------------------------------------

                              REDUCED SALES CHARGES

--------------------------------------------------------------------------------

The following special purchase plans are summarized in the Prospectus and are described in greater detail below.


     CUMULATIVE PURCHASE DISCOUNT. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all classes of shares of the Fund or all series and classes of shares of the Nvest Funds Trusts and Kobrick Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more of the Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Nvest Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     LETTER OF INTENT. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all classes of shares of the Fund or all series and classes of the Nvest Funds Trusts and Kobrick Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

     A reduced sales charge is available for aggregate purchases of all classes of shares of the Fund and all series and classes of shares of the Nvest Funds Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Fund or Nvest Funds Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.


     COMBINING ACCOUNTS. Purchases of all classes of the Fund and all series and classes of the Nvest Funds Trusts and Kobrick Funds (excluding the Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust (the "Money Market Funds") unless the shares were purchased through an exchange of another Nvest Fund or Kobrick Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

     COMBINING WITH OTHER SERIES AND CLASSES OF THE NVEST FUNDS. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of any class of the Fund or any series and classes of the Nvest Funds Trusts and Kobrick Funds that the shareholder owns (which excludes shares of the Money Market Funds unless such shares were purchased by exchanging shares of any other Nvest Fund or Kobrick Fund). Shares owned by persons described in the preceding paragraph may also be included.


     UNIT HOLDERS OF UNIT INVESTMENT TRUSTS. Unit investment trust distributions may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.


     CLIENTS OF ADVISERS OR SUBADVISERS. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Fund by (1) clients of an adviser or subadviser to the Fund or any series of the Nvest Funds Trusts or Kobrick Funds; any director, officer or partner of a client of an adviser or subadviser to the Fund or any series of the Nvest Funds Trusts or Kobrick Funds; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to the Fund or any series of the Nvest Funds Trusts or Kobrick Funds if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to the Fund or any series of the Nvest Funds Trusts or Kobrick Funds. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     OFFERING TO EMPLOYEES OF METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE") AND ASSOCIATED ENTITIES. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Fund by the Fund's Adviser or any of the Nvest Funds Trusts' or Kobrick Funds' advisers or subadvisers, the Distributor or any other company affiliated with New England Financial or MetLife; current and former directors and trustees of the Trust, Nvest Funds Trusts or Kobrick Funds; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.


     ELIGIBLE GOVERNMENTAL AUTHORITIES. There is no sales charge or CDSC related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of the Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     INVESTMENT ADVISORY ACCOUNTS. Class A or Class C shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.


     CERTAIN BROKER-DEALERS AND FINANCIAL SERVICES ORGANIZATIONS. Class A or Class C shares of the Fund may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by certain advisors out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may also be purchased at net asset value by an investor who buys through a Merrill Lynch omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.


     CERTAIN RETIREMENT PLANS. Class A and Class C shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

     BANK TRUST DEPARTMENTS OR TRUST COMPANIES. Class A and Class C shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

     SHAREHOLDERS OF REICH AND TANG GOVERNMENT SECURITIES TRUST. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

     The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

OPEN ACCOUNTS
-------------

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by the Transfer Agent. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Transfer Agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. The Transfer Agent may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

     The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

AUTOMATIC INVESTMENT PLANS (CLASS A, B AND C SHARES)
----------------------------------------------------

     Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Nvest Services Company for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by Nvest Services Company upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Nvest Services Company, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

RETIREMENT PLANS OFFERING TAX BENEFITS (CLASS A, B AND C SHARES)
----------------------------------------------------------------

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

SYSTEMATIC WITHDRAWAL PLANS (CLASS A, B AND C SHARES)
-----------------------------------------------------

     An investor owning the Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of the Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A and Class C shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund or the Distributor makes no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Tax Status" below for certain information as to federal income taxes.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A and Class C shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Nvest Funds may modify or terminate this program at any time.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

DIVIDEND DIVERSIFICATION PROGRAM
--------------------------------

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund, subject to the investor eligibility requirements of that other Nvest Fund and to state securities law requirements. Shares will be purchased at the selected Nvest Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Nvest Fund is being established, the purchased Nvest Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Nvest Fund, you must obtain and carefully read a copy of that Nvest Fund's Prospectus.

EXCHANGE PRIVILEGE
------------------

     A shareholder may exchange the shares of any Nvest Fund (except that Class A shares of the Nvest Intermediate Term Tax Free Fund of California (the "California Fund") may only be exchanged if such shares have been held for at least six months) for shares of the same class of any other Nvest Fund (subject to the investor eligibility requirements, if any, of the Nvest Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Nvest Fund for shares of another Nvest Fund is a taxable event on which gain or loss may be recognized. In the case of Class A shares of the California Fund held less than six months, if exchanged for shares of any other Fund that has a higher sales charge, shareholders will pay the difference between any sales charge already paid on their shares and the higher sales charge of the Nvest Fund into which they are exchanging at the time of the exchange. Exchanges of Class A shares of Nvest Short Term Corporate Income Fund (formerly Adjustable Rate U.S. Government Fund) purchased before December 1, 1998 will also pay the difference between any sales charge already paid on their shares and the higher sales charge of the Nvest Fund into which they are exchanging. When an exchange is made from the Class A, Class B or Class C shares of one Nvest Fund to the same class of shares of another Nvest Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Nvest Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class B shares of an Nvest Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other Nvest Fund subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of Nvest Cash Management Trust Money Market Series established on or after December 1, 2000 may exchange into Class C shares of an Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of Cash Management Trust Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of an Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other Nvest Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or Nvest Services Company at 800-225-5478 or (2) a written exchange request to the Fund or Nvest Services Company, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for an Nvest Fund or Money Market Fund before an exchange for that Nvest Fund or Money Market Fund can be effected. The minimum amount for an exchange is $1,000.


     Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of the Fund or any series of the Nvest Funds Trusts and Kobrick Funds acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of the Fund or any series of the Nvest Funds Trusts and Kobrick Funds which offer Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.


     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

     The investment objectives of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds as set forth in the Prospectuses are as follows:

STOCK FUNDS:
-----------

     NVEST GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     NVEST CAPITAL GROWTH FUND seeks long-term growth of capital.

     NVEST BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.


     NVEST GROWTH AND INCOME FUND seeks opportunities for long-term growth of capital and income.


     NVEST INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     NVEST STAR ADVISERS FUND seeks long-term growth of capital.

     NVEST STAR WORLDWIDE FUND seeks long-term growth of capital.

     NVEST STAR SMALL CAP FUND seeks capital appreciation.

     NVEST STAR VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     NVEST EQUITY INCOME FUND seeks current income and capital growth.

     NVEST BULLSEYE FUND seeks long-term growth of capital.

KOBRICK FUNDS:
--------------

     KOBRICK CAPITAL FUND seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

     KOBRICK EMERGING GROWTH FUND seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

     KOBRICK GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that may have better than average long-term growth potential.

BOND FUNDS:
----------

     NVEST GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. government securities and engaging in transactions involving related options, futures and options on futures.

     NVEST LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

     NVEST SHORT TERM CORPORATE INCOME FUND seeks a high level of current income consistent with preservation of capital.

     NVEST STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

     NVEST BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk.

     NVEST HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     NVEST MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

     NVEST MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.

     NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

MONEY MARKET FUNDS:
------------------

     NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES seeks maximum current income consistent with preservation of capital and liquidity.

     NVEST TAX EXEMPT MONEY MARKET TRUST - seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

As of September 30, 2000, the net assets of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds totaled over $7 billion.

AUTOMATIC EXCHANGE PLAN (CLASS A, B AND C SHARES)
-------------------------------------------------

     As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other Nvest Funds or Money Market Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Nvest Services Company is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.

BROKER TRADING PRIVILEGES
-------------------------

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using the Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor or the Transfer Agent, as the case may be, no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

SELF-SERVICING  YOUR ACCOUNT WITH NVEST FUNDS  PERSONAL  ACCESS  LINE(R) AND WEB
--------------------------------------------------------------------------------
SITE
----

     Nvest Funds  shareholders may access account  information,  including share balances and recent account activity online, by visiting our Web site at www.nvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.nvestfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following NVEST FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the Nvest Funds Personal Access Line(R), or Web site at www.nvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

              NVEST FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT
NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

THE ONLINE ACKNOWLEDGMENTS OR OTHER MESSAGES WHICH APPEAR ON YOUR SCREEN FOR TRANSACTIONS ENTERED DO NOT MEAN THAT THE TRANSACTIONS HAVE BEEN RECEIVED,
ACCEPTED OR REJECTED BY THE MUTUAL FUND. THESE ACKNOWLEDGMENTS ARE ONLY AN INDICATION THAT THE TRANSACTIONAL INFORMATION ENTERED BY YOU HAS EITHER BEEN TRANSMITTED TO THE MUTUAL FUND, OR THAT IT CANNOT BE TRANSMITTED. IT IS THE RESPONSIBILITY OF THE MUTUAL FUND TO CONFIRM TO YOU THAT IT HAS RECEIVED THE INFORMATION AND ACCEPTED OR REJECTED A TRANSACTION. IT IS THE RESPONSIBILITY OF THE MUTUAL FUND TO DELIVER TO YOU A CURRENT PROSPECTUS, CONFIRMATION STATEMENT AND ANY OTHER DOCUMENTS OR INFORMATION REQUIRED BY APPLICABLE LAW.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NVEST FUNDS PERSONAL ACCESS LINE(R)

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Nvest Funds Personal Access Line(R) or the Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Nvest Funds should be sent to:

         Nvest Funds
         P.O. Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------

                                   REDEMPTIONS

--------------------------------------------------------------------------------

     The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from one fund to another fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's fund account for over a year, and second of any shares that have been in the shareholder's fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "1934 Act"). However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Fund from time to time.


     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from the Transfer Agent or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to the Transfer Agent or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. Nvest Services Company, in agreement with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.


     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by the Transfer Agent or your investment dealer in proper form. Payment normally will be made by the Transfer Agent on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds until the check or funds have cleared (which may take up to 15 days) if the purchase of shares was made by check within 10 calendar days prior to the redemption request.

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

     The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partially in kind if the Fund's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Fund's Distributor), although it reserves the right to charge such a fee. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

     The Fund may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by the Fund's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA Accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS C SHARES ONLY)
---------------------------------------------------------

     The Prospectus describes redeeming shareholders' reinstatement privileges for Class A and Class C shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------

                          STANDARD PERFORMANCE MEASURES

--------------------------------------------------------------------------------


     CALCULATION OF TOTAL RETURN. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of the Fund rather than paid to the investor in cash. The Fund may show each class' average annual total return for the one-year, five-year and ten-year periods (or for the life of the Fund, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares that would be purchased by a hypothetical $10,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund.

If the Fund presents returns reflecting an expense limitation or waiver, its total return would be been lower if no limitation or waiver were in effect.

PERFORMANCE COMPARISONS
-----------------------

     TOTAL RETURN. Total returns will generally be higher for Class A shares than for Class B and Class C shares of the Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher total return than the Fund's Class A, Class B and Class C shares. The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. ("Morningstar") or Lipper, Inc. ("Lipper") as having similar investment objectives.

     The Fund may cite its ratings, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the Fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. Each Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper.


     Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 30,000 funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.


     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index on the ex-dividend date. The index is composed only of publicly traded equity REITs and does not include REITs that invest primarily in healthcare facilities, real estate mortgages, or debt securities.

     The Wilshire REIT Index is a market capitalization-weighted and unmanaged index of U.S. publicly traded REITs. This index is a subset of the Wilshire Real Estate Securities Index.

     The Wilshire Real Estate Securities Index is a market capitalization-weighted and unmanaged index of equity securities whose primary business is equity ownership of commercial real estate, equity (non-health) REITs, and storage properties.

     The NAREIT Equity Index is a market capitalization-weighted, unmanaged index of equity REITs, which are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.

     The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

     Articles and releases, developed by Nvest Funds and other parties, about the Nvest Funds regarding performance, rankings, statistics and analyses and the fund group's asset levels and sales volumes, numbers of Nvest Fund shareholders, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, including, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in Nvest Funds' advertising and promotional literature. Such advertising and promotional material may refer to Nvest Companies, its structure, goals and objectives and the advisory subsidiaries of Nvest Companies, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding Nvest Companies, its advisory subsidiaries and their personnel. For additional information about Nvest Funds' advertising and promotional literature, see Appendix C.

     The Fund may use the accumulation charts below in its advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.


                                  INVESTMENTS AT 8% RATE OF RETURN

         5 YRS.            10             15             20              25               30
      ------------    ------------   ------------   ------------    ------------     ------------
$50      3,698           9,208          17,417         29,647          47,868           75,015
 75      5,548           13,812         26,126         44,471          71,802          112,522
100      7,396           18,417         34,835         59,295          95,737          150,029
150      11,095          27,625         52,252         88,942          143,605         225,044
200      14,793          36,833         69,669         118,589         191,473         300,059
500      36,983          92,083         174,173        296,474         478,683         750,148

                                  INVESTMENTS AT 10% RATE OF RETURN

         5 yrs.            10             15             20              25               30
      ------------    ------------   ------------   ------------    ------------     ------------
$50      3,904           10,328         20,896         38,285          66,895          113,966
 75      5,856           15,491         31,344         57,427          100,342         170,949
100      7,808           20,655         41,792         76,570          133,789         227,933
150      11,712          30,983         62,689         114,855         200,684         341,899
200      15,616          41,310         83,585         153,139         267,578         455,865
500      39,041         103,276         208,962        382,848         668,945        1,139,663


     The Nvest Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to the Nvest Funds. Nvest Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trust, the Nvest Funds Trusts, the Distributor, and the Transfer Agent of the Nvest Funds, with respect to investing in shares of the Nvest Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.


     The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     Advertising and sales literature may also refer to the beta coefficient of the Nvest Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the Nvest Funds may be compared to the beta coefficients of other funds.

     Nvest Funds may enter into arrangements with banks exempted from broker-dealer registration under the 1934 Act. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the Nvest Funds and the Distributor as well as the services provided by the bank relative to the Nvest Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

     As described in the Prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.


     Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Nvest Funds on or before the record date for such dividend or distribution.


     If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


     Fund distributions paid to you are taxable whether you received them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, any distributions received by the Fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. To avoid an excise tax, the Fund intends to distribute dividends prior to calendar year-end. Some dividends paid in January may be taxable as if they were received in the previous December.


     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     The Fund's transactions, if any, in foreign currencies and foreign currency denominated bonds and hedging activities are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Redemptions and exchanges of the Fund's shares is a taxable event and, accordingly, shareholders may realize gains and losses on such transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally 20% for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The following financial statements are for the Nvest Real Estate Fund (formerly, the AEW Real Estate Securities Fund) as of August 31, 2000.


                       STATEMENT OF ASSETS AND LIABILITIES

AEW Real Estate Securities Fund
Statement of Assets and Liabilities
August 31, 2000


ASSETS
     Cash                                              $100,000
     Expense reimbursement receivable due from
     investment adviser                                  28,694
                                                       --------
         TOTAL ASSETS                                   128,694
                                                       --------

LIABILITIES
     Accounts payable and accrued expenses               28,694
                                                       --------
        TOTAL LIABILITIES                                28,694
                                                       --------
        NET ASSETS                                      100,000
                                                        =======

NET ASSETS CONSIST OF:
     Paid-in capital                                   $100,000
                                                      ---------

        NET ASSETS                                     $100,000
                                                      ----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
     Net assets                                        $100,000
                                                        =======
     Shares of beneficial interest                       10,000
                                                        =======
     Net asset value, offering and redemption
     price per share                                  $   10.00
                                                        =======



                See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS


AEW Real Estate Securities Fund
Statement of Operations
Period ended August 31, 2000


INVESTMENT INCOME                                     $       0
    Expenses
         Audit services                                   4,500
         Legal fees                                      19,600
         Registration fees                                4,500
         Other                                               94
                                                    -----------
    Total expenses                                       28,694
                                                    -----------

Fees waived and/or reimbursed by
investment adviser                                      (28,694)
                                                    -----------

    Net expenses                                              0
                                                    -----------
    Net investment loss                                       0
                                                    -----------

NET INCREASE/DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $       0
                                                      =========



                                                                              38
                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

AEW Real Estate Securities Fund
August 31, 2000

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of Nvest Companies Trust I (the "Trust"), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Declaration of Trust permits the Fund's Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund"). The Declaration of Trust further permits the Fund's Trustees to divide the shares of each series into any number of separate classes of shares.

The Fund has had no operations other than matters relating to its organization and registration under federal and state securities laws and regulations. The Fund currently offers one class of shares. At August 31, 2000 there were 10,000 shares of beneficial interest outstanding that were purchased at $10.00 per share by the parent company of the Fund's investment adviser (see Note 3).

The following is a summary of significant accounting policies that the Fund expects to consistently follow in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities for which current market quotations are not readily available and all other assets are valued at their fair value as determined in good faith by the Fund's investment adviser and officers, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities will be determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, the Fund does not intend to make a provision for federal income tax.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to the paid in capital account.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

F. ORGANIZATION EXPENSE. Costs incurred in connection with the Fund's organization and registration, amounting to $28,694, have been accrued by the Fund and are shown as expenses in the Fund's Statement of Operations (see Note
5).

2. PURCHASES AND SALES OF SECURITIES. The Fund had no purchases or sales of portfolio securities.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, AEW Management and Advisors, L. P. ("AEW"), at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of such assets in excess of $500 million. AEW is a wholly owned subsidiary of AEW Capital Management, L. P. ("AEW Capital"), which in turn is a wholly-owned subsidiary of Nvest Holdings, L. P. Nvest Holdings, L. P. is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company (see note 6). The Fund has paid no fees paid to AEW.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a fee for these services equal to the annual rate of 0.0325% of the first $1 billion of average daily net assets, 0.0225% of the next $1 billion of the average daily net assets, and 0.0175% of the average daily net assets in excess of $2 billion. The minimum annual administrative fee is $55,000. The Fund has paid no fees paid to NSC.

C. TRANSFER AGENT FEES. NSC is also the transfer and shareholder-servicing agent to the Fund and Boston Financial Data Services ("BFDS") serves as the sub-transfer agent for the Fund. NSC receives from the Fund an account fee for each shareholder account and pays BFDS for its services. NSC and BFDS are also reimbursed by the Fund for out-of-pocket expenses. The minimum annual account fee paid to NSC is $28,800. The Fund has made no account or expense payments to NSC and BFDS.

D. DISTRIBUTION AGREEMENT. The Fund has entered into a distribution agreement with Nvest Funds Distributor, L.P. ("Nvest Funds"), and a wholly owned subsidiary of Nvest, to serve as principal underwriter of Fund shares.

E. TRUSTEE FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of AEW, AEW Capital, Nvest Funds, Nvest, NSC or their affiliates. Each other Trustee receives a fee at the annual rate of $100. Each other Trustee also receives substantially higher fees for serving on the Boards of Trustees of five affiliated Nvest Funds Trusts. These five Nvest Funds Trusts collectively have a total of twenty-two mutual funds with total aggregate net assets of approximately $7.4 billion on June 30, 2000.

4. CAPITAL SHARES. At August 31, 2000 there was an unlimited number of shares of beneficial interest authorized.

5. Expense Reductions. AEW has given a binding undertaking to the Fund through January 31, 2002 to reduce its management fees, and if necessary, to bear certain expenses related to operating the Fund, exclusive of brokerage, interest, taxes, and extraordinary expenses, in order to limit the Fund's total operating expenses to an annual rate of 1.25% of the average daily net assets of the Fund. AEW is also permitted to recover from the Fund in later periods expenses AEW has borne through January 31, 2002 to the extent that the Fund's total operating expenses falls below the annual rate of 1.25%. The recovery period is limited to not more than one year after the end of the Fund's fiscal year in which AEW had reimbursed the Fund. These one year recovery periods will expire on January 31, 2002 and January 31, 2003, respectively.

6. Subsequent Event. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest, L. P. will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Fund or the investment management activities of the Funds' investment adviser, AEW.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from each Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Nvest Companies Trust I and Shareholder of AEW Real Estate Securities Fund

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of AEW Real Estate Securities Fund (the "Fund") at August 31, 2000, and the results of its operations for the period indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 31, 2000

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS


STANDARD & POOR'S RATINGS SERVICES
----------------------------------


AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: THOSE BONDS IN THE AA, A, BAA, BA AND B GROUPS WHICH MOODY'S BELIEVES POSSESS THE STRONGEST INVESTMENT ATTRIBUTES ARE DESIGNATED BY THE SYMBOLS AA1, A1, BAA1, AND B1.

FITCH INVESTOR SERVICES, INC.
-----------------------------

AAA -- This is the highest rating assigned by Fitch to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                     MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America OnLine
Anchorage Daily News
Arizona Republic
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights

Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel

Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE

     References may be included in Nvest Funds' advertising and promotional literature to Nvest Companies and its affiliates that perform advisory and subadvisory functions for Nvest Funds, including, but not limited to: AEW, Back Bay Advisors, L.P., Harris Associates L.P., Loomis, Sayles & Company, L.P., Capital Growth Management Limited Partnership, Westpeak Investment Advisors, L.P., Jurika & Voyles, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P. and Kobrick Funds LLC. Reference also may be made to the Funds of their respective fund groups, namely, the Jurika & Voyles Funds, Loomis Sayles Funds and the Oakmark Family of Funds advised by Harris Associates.


     References may be included in the Fund's advertising and promotional literature to other Nvest Companies affiliates including, but not limited to, AEW Capital Management, L.P., Snyder Capital Management, L.P., Reich & Tang Capital Management, Reich and Tang Funds and their fund groups.


     Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

|X| Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the Nvest Funds;

|X| Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

|X| Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

|X| Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

|X| The corporate histories, founding dates and names of founders of the entities;

|X|  Awards, honors and recognition given to the entities;

|X| The names of those with ownership interest and the percentage of ownership interest;

|X| The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

|X| Current capitalizations, levels of profitability and other financial and statistical information;

|X| Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

|X| The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

|X| Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

|X|  Current and historical statistics regarding:

     -    total dollar amount of assets managed
     -    the growth of assets
     -    asset types managed

     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

|X| The general and specific strategies applied by the advisers in the management of the Nvest Funds portfolios, including, but not limited to:

     - the pursuit of growth, value, income oriented, risk management or other strategies
     -    the manner and degree to which the strategy is pursued
     - whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
     - the types and characteristics of investments sought and specific portfolio holdings
     -    the actual or potential impact and result from strategy implementation
     - through its own areas of expertise and operations, the value added by sub-advisers to the management process
     - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
     - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

|X| Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Nvest Funds, and those families of funds, other than Nvest Funds. Any such references will indicate that Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

     In addition, communications and materials developed by Nvest Funds will make reference to the following information about Nvest Companies and its affiliates:


     Nvest Companies is a subsidiary of CDC Asset Management. CDC Asset Management is part of the investment arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of September 30, 2000, Nvest Companies had more than $130 billion of assets under management.


In addition, promotional materials may include:

|X| Specific and general references to Nvest Funds multi-manager approach through Nvest Companies' affiliates and outside firms including, but not limited to, the following:

     - that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from Nvest Companies and the other investment managers
     - other fund companies are limited to a "one size fits all" approach but Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
     - in this and other contexts reference may be made to Nvest Funds' slogan "Where The Best Minds Meet"(R) and that Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."
     - Nvest Management may distribute sales and advertising materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

     Nvest Managed Account Services ("NMAS"), Nvest Advisor Services ("NAS") and Nvest Retirement Services ("NRS"), divisions of Nvest Companies, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies affiliated fund groups including: Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Back Bay Advisors, Oakmark Funds, Delafield Funds and Kobrick Funds.

     NMAS, NAS and NRS will provide marketing support to Nvest Companies affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of NAS, NMAS and NRS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in Nvest Funds' advertising and promotional literature about 401(k) and retirement plans. The information may include, but is not limited to:

|X| Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom Nvest Funds may or may not have a relationship.

|X| Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

|X| Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

     - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
     - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
     -    current and prospective ERISA regulation and requirements.

|X| Specific and general discussion of the benefits of 401(k) investment and retirement plans to the participant and plan sponsor, including explanations, statistics and other data, about:

     -    increased employee retention
     -    reinforcement or creation of morale
     -    deductibility of contributions for participants

     -    deductibility of expenses for employers
     -    tax deferred growth, including illustrations and charts
     -    loan features and exchanges among accounts
     - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

     |X| Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and Nvest Funds as a 401(k) or retirement plan funding vehicle.

|X| Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

     -    access to expertise on investments
     - assistance in interpreting past, present and future market trends and economic events
     - providing information to clients including participants during enrollment and on an ongoing basis after participation
     - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                     Registration Nos. 333-37314
                                                                       811-09945


                             NVEST COMPANIES TRUST I

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a)       Articles of Incorporation.


     (1) The Registrant's Agreement and Declaration of Trust dated March 17, 2000 (the "Agreement and Declaration") is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.

(b)       By-Laws.

     (1)  The Registrant's By-Laws are incorporated by reference to Exhibit (b)
          (1) to the Registration Statement filed on May 18, 2000.

(c)       Instruments Defining Rights of Security Holders.

          Rights of  shareholders  are  described in Article III  (Shares),  and
          Article V (Shareholders' Voting Power and Meetings) of the Registrant's Agreement and Declaration incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.


(d)       Investment Advisory Contracts.

     (1) Advisory Agreement between the Registrant on behalf of Nvest AEW Real Estate Fund and AEW Management and Advisors, L.P. is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 1 to the Registration Statement filed on October 30, 2000.

(e)       Underwriting Contracts.

     (1) Distribution Agreement between Registrant on behalf of Nvest AEW Real Estate Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (2) Dealer Agreement used by Nvest Funds Distributor, L.P. is filed herewith.

(f)       Bonus or Profit Sharing Contracts.

          Not applicable.

(g)       Custodian Agreements.

     (1) Custodian Contract between Registrant, on behalf of Nvest AEW Real Estate Fund and State Street Bank and Trust Company ("State Street Bank") is incorporated by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(h)       Other Material Contracts.

     (1) Transfer Agency and Service Agreement between the Registrant on behalf of Nvest

          AEW Real Estate Fund and Nvest Services Company, Inc. ("NSC") is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

     (2) Administrative Services Agreement dated October 30, 2000 between Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust - Money Market Series, Nvest Tax Exempt Money Market Trust and NSC is filed herewith.

     (3) Amendment dated December 1, 2000 to Administrative Services Agreement between Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust - Money Market Series, Nvest Tax Exempt Money Market Trust and NSC is filed herewith.

     (4) Amendment adding Registrant on behalf of the Fund to the Administrative Services Agreement between Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust - Money Market Series, Nvest Tax Exempt Money Market Trust and NSC is filed herewith.

     (5) Fee Waiver/Reimbursement Undertakings between AEW and the Registrant on behalf of Nvest AEW Real Estate Fund is filed herewith.

(i) Legal Opinion.

     (1) Opinion and consent of counsel with respect to the Registrant's Nvest AEW Real Estate Fund is incorporated by reference to Exhibit (i)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(j)       Other Opinions.

          Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)       Omitted Financial Statements.

          Not applicable.

(l)       Initial Capital Agreements.

          Subscription Agreement between Registrant on behalf of Nvest AEW Real Estate Fund and AEW Capital Management, L.P. is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(m)       Rule 12b-1 Plans.

     (1)  Service Plan for the Registrant's Class A shares is filed herewith.

     (2) Distribution and Service Plan for the Registrant's Class B shares is filed herewith.

     (3) Distribution and Service Plan for the Registrant's Class C shares is filed herewith.

(n)       Rule 18f-3 Plan.

     (1) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is filed herewith.

(p)       Code of Ethics.

     (1)  Code of Ethics for Registrant is  incorporated by reference to Exhibit
          (p)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

     (2) Code of Ethics for AEW is incorporated by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

     (3) Code of Ethics for Nvest Funds Distributor, L.P. is incorporated by reference to Exhibit (p)(3) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(q) Power of Attorney is incorporated by reference to Exhibit (q) to the Registration Statement filed on May 18, 2000.

Item 24. Persons Controlled by or under Common Control with the Fund.

          None.

Item 25.  Indemnification.

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified by the provision of
Article 4 of the Registrant's By-Laws filed as Exhibit (b)(1) to Registrant's Registration Statement and incorporated by reference herein.

     The Distribution Agreement, the Custodian Contract, the Transfer Agency Services Agreement and the Administrative Services Agreement (the "Agreements") described in this Registration Statement provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained from time to time in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Nvest Companies, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.

          (a) AEW, the adviser of the Registrant's Nvest AEW Real Estate Fund, provides investment advice to a number of other organizations, institutional clients and individuals.

               The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-48034).

Item 27.  Principal Underwriters.

(a) Nvest Funds Distributor, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

Nvest Funds Trust I
Nvest Funds Trust II
Nvest Funds Trust III
Nvest Tax Exempt Money Market Trust
Nvest Cash Management Trust
Nvest Kobrick Investment Trust


(b) The general partner and officers of the Registrant's principal underwriter, Nvest Funds Distributor, L.P., and their address are as follows:


                            POSITIONS AND OFFICES          POSITIONS AND OFFICES
   NAME                   WITH PRINCIPAL UNDERWRITER         WITH REGISTRANT
--------------------------------------------------------------------------------

Nvest Distribution Corp.    General Partner                      None

John T. Hailer              President and Chief                  President
                                Executive Officer

John E. Pelletier           Senior Vice President,               Secretary
                              General Counsel,                   and Clerk
                               Secretary and Clerk

Scott E. Wennerholm         Senior Vice President,               None
                                Treasurer, Chief
                              Financial Officer and
                             Chief Operating Officer

Coleen D. Dinneen           Vice President, Associate
                               Counsel, Assistant                Assistant
                               Secretary and Assistant           Secretary
                               Clerk

Kristin S. Vigneaux         Vice President, Assistant            Assistant
                              Secretary and Assistant            Secretary
                              Clerk

Beatriz Pina Smith          Vice President and                   None
                               Assistant Treasurer

Christine Howe              Controller                           None

Frank S. Maselli            Senior Vice President                None

Kirk Williamson             Senior Vice President                None

Daniel Lynch                Vice President                       None

Marla McDougall             Vice President                       None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c) Not applicable.

Item 28. Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

(a)           For all series of Registrant:

              Registrant
              399 Boylston Street
              Boston, Massachusetts 02116

              State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

              Nvest Funds Distributor, L.P.
              399 Boylston Street
              Boston, Massachusetts 02116

(b)  (i)      For the series of the Registrant managed by AEW:

              AEW Management and Advisors, L.P.
              World Trade Center East
              Two Seaport Lane
              Boston, Massachusetts 02210



Item 29. Management Services.

      None.

Item 30. Undertakings.

         The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             NVEST COMPANIES TRUST I

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Nvest Companies Trust I is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Nvest AEW Real Estate Fund series of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 29th day of December, 2000.

                                                      Nvest Companies Trust I

                                                      By: /s/ PETER S. VOSS*
                                                      ------------------
                                                      Peter S. Voss
                                                      Chief Executive Officer

                                                      *By: /s/ JOHN E. PELLETIER
                                                      --------------------------
                                                      John E. Pelletier
                                                      Attorney-In-Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                               Date
---------                      -----                               ----

/s/ PETER S. VOSS*
-------------------------
Peter S. Voss                  Chairman of the Board; Chief    December 29, 2000
                               Executive Officer;
                               Trustee

/s/ THOMAS CUNNINGHAM
-------------------------
Thomas Cunningham              Treasurer                       December 29, 2000

/s/  GRAHAM ALLISON*
----------------------------
Graham Allison                 Trustee                         December 29, 2000

/s/  SANDRA O. MOOSE*
----------------------------
Sandra O. Moose                Trustee                         December 29, 2000

/s/  DANIEL M. CAIN*
----------------------------
Daniel M. Cain                 Trustee                         December 29, 2000

/s/  JOHN A. SHANE*
----------------------------
John A. Shane                  Trustee                         December 29, 2000

/s/  KENNETH J. COWAN*
----------------------------
Kenneth J. Cowan               Trustee                         December 29, 2000

/s/  RICHARD DARMAN*
----------------------------
Richard Darman                 Trustee                         December 29, 2000

/s/  PENDLETON P. WHITE*
----------------------------
Pendleton P. White             Trustee                         December 29, 2000

/s/  JOHN T. HAILER*
----------------------------
John T. Hailer                 Trustee                         December 29, 2000


                                                    *By:   /s/ JOHN E. PELLETIER
                                                           ---------------------
                                                           John E. Pelletier
                                                           Attorney-In-Fact
                                                           December 29, 2000

                             NVEST COMPANIES TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A

EXHIBIT         EXHIBIT DESCRIPTION
-------         -------------------

(a)(1) The Registrant's Agreement and Declaration of Trust dated March 17, 2000 (the "Agreement and Declaration") is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.

(b)(1) The Registrant's By-Laws are incorporated by reference to Exhibit (b)(1) to the Registration Statement filed on May 18, 2000.

(c)             Rights of shareholders are described in Article III (Shares) and
                Article V (Shareholders' Voting Power and Meetings) of the Registrant's Agreement and Declaration which is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.

(d)(1)          Advisory Agreement is incorporated   by reference to Exhibit (d)
                (1)  to  Post-Effective  Amendment   No. 2  to the  Registration
                Statement filed on October 30, 2000.

(e)(1)          Distribution Agreement is filed herewith.

(e)(2)          Dealer Agreement is filed herewith.

(g)(1) Custodian Contract is incorporated by reference to Exhibit(g)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(h)(1)          Transfer  Agency  and  Service   Agreement  is  incorporated  by
                reference to Exhibit(h)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(h)(2) Administrative Services Agreement dated October 30, 2000 between Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust - Money Market Series, Nvest Tax Exempt Money Market Trust and NSC is filed herewith.

(h)(3) Amendment dated December 1, 2000 to Administrative Services Agreement between Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust - Money Market Series, Nvest Tax Exempt Money Market Trust and NSC is filed herewith.

(h)(4) Amendment adding Registrant on behalf of the Fund to the Administrative Services Agreement between Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust - Money Market Series, Nvest Tax Exempt Money Market Trust and NSC is filed herewith.

(h)(5)          Fee Waiver/Reimbursement Undertaking is filed herewith.

(i)(1) Opinion and Consent of Ropes & Gray is incorporated by reference to Exhibit(i)(l) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(j)             Consent of PricewaterhouseCoopers is filed herewith.

(l)             Subscription  Agreement is  incorporated by reference to Exhibit
                (l) to  Pre-Effective  Amendment  No.  2  to   the  Registration
                Statement filed on September 1, 2000.

(m)(1) Service Plan for the Registrant's Class A shares is filed herewith.

(m)(2)          Distribution   and   Service  Plan for  the Registrant's Class B
                shares is filed herewith.

(m)(3)          Distribution   and   Service  Plan for  the Registrant's Class C
                shares is filed herewith.

(n) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is filed herewith.

(p)(1)          Code of Ethics for the Registrant is  incorporated  by reference
                to  Exhibit(p)(1)   to  Pre-Effective  Amendment  No.  2 to  the
                Registration Statement filed on September 1, 2000.

(p)(2)          Code of Ethics for the Advisor is  incorporated  by reference to
                Exhibit (p)(2)  to   Pre-Effective   Amendment  No.  2  to   the
                Registration Statement filed on September 1, 2000.

(p)(3) Code of Ethics for the Distributor is incorporated by reference to Exhibit (p)(3) to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 1, 2000.

(q) Power of Attorney is incorporated by reference to Exhibit (q) to the Registration Statement filed on May 18, 2000.